As filed with the Securities and Exchange Commission on July 7, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds

(Exact name of registrant as specified in charter)

1050 17th St. Suite 1710, Denver, Colorado 80265

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

1050 17th St. Suite 1710, Denver, Colorado 80265

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2015

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value

Municipal Bonds (95.49%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds; 2006 Series F	500,000	5.000%	4/1/2031	519,455
San Francisco Bay Area Toll Bridge Revenue Bonds; 2009 Series F-1	2,000,000	5.000%	4/1/2034	2,279,440

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/1/2029	3,575,879

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	5/1/2019	1,141,870

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	165,000	5.000%	10/1/2030	167,643
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/1/2038	2,805,750

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000%	10/15/19	1,144,190

CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/1/2030	1,156,144

CALIFORNIA, STATE OF
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	4/1/2038	3,247,890
Various Purpose General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,000,000

CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2009	2,000,000	5.000%	8/1/2030	2,275,240

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Refunding Bonds; Series 2009A	2,000,000	0.300%	12/1/2015	2,000,000

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	9/1/2023	3,645,595

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	8/1/2027	1,338,460

LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	8/15/2023	1,182,650

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	8/1/2028	1,023,944

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	7/1/2021	1,189,770
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	7/1/2023	1,827,840

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	7/1/2018	1,676,055
Power System Revenue Bonds; 2013 Series A	500,000	5.000%	7/1/2017	544,160
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	7/1/2037	2,233,721

LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000%	7/1/2020	2,007,720

LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	9/1/2021	2,384,160

LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	8/1/2023	331,589

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	8/1/2032	2,822,775

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	7/1/2035	1,132,000

MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	7/1/2020	580,465

MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	8/1/2034	2,673,066

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	6/1/2020	1,353,143

PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	8/1/2018	1,119,500

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	9/1/2020	1,551,120

REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	5/15/2029	1,090,723

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000%	5/1/2022	3,408,870

ROSEVILLE FINANCE AUTHORITY
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	2/1/2025	888,840

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,125,190

ROSEVILLE WOODCREEK WEST
Special Tax Refunding Bonds; Series 2005	1,000,000	5.000%	9/1/2030	1,002,200

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement Revenue Bonds; 2006 Series A	2,000,000	5.000%	12/1/2036	2,109,480

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	7/1/2024	1,214,140

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,684,573

SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	6/15/2033	1,058,200
General Obligation Refunding Bonds; Series 2011-R1	1,550,000	5.000%	6/15/2016	1,624,276
Second Series Revenue Refunding Bonds; Series 2010C-E	500,000	5.000%	5/1/2020	582,810

SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Whitewater Revenue Bonds, 2013 Series A	700,000	4.000%	10/1/2021	796,187

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,516,478

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	4/1/2037	2,125,700

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	2,065,000	5.000%	11/15/2016	2,194,721

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	4/1/2034	1,159,860

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	8/1/2029	1,416,925

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2006, Series A	2,000,000	5.000%	8/1/2032	2,184,120

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Prerefunded; Election 2002 Series	780,000	5.000%	8/1/2027	786,139
Unrefunded; Election 2002 Series B	220,000	5.000%	8/1/2027	221,586

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	7/1/2023	1,162,520

WEST VALLEY-MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A (Refunded)	1,680,000	5.000%	8/1/2030	1,772,669
General Obligation Bonds; Election of 2004, 2006 Series A (Non-Refunded)	320,000	5.000%	8/1/2030	334,774

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	9/1/2029	2,108,827

YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	9/1/2038	1,387,215

Total Municipal Bonds (Cost $83,642,898)				87,888,257

Variable Rate Demand Notes* (3.64%)

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Pollution Control Revenue Refunding Bonds; Series 2002	1,050,000	0.050%	6/1/2015	1,050,000

IRVINE, CITY OF
Assessment District No. 94-15 Limited Obligation Improvement Bonds	1,200,000	0.060%	6/1/2015	1,200,000
Assessment District No. 94-13 Limited Obligation Improvement Bonds; Adjustable Rate Series	1,100,000	0.060%	6/1/2015	1,100,000

Total Variable Rate Demand Notes (Cost $3,350,000)				3,350,000

Total Investments (Cost $86,992,898) (a) (99.13%)				91,238,257
Other Net Assets (0.87%)				797,085
Net Assets (100.00%)				92,035,342

(a)	Aggregate cost for federal income tax purposes is $86,992,898.

At May 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	4,617,313
Unrealized depreciation	(371,954)
Net unrealized appreciation	4,245,359

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
5/31/2015

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (9.54%)
	7,574	6.000%	5/15/2016	7,624
	4,060	10.000%	9/15/2018	4,156
	128,029	5.000%	7/15/2020	136,408
	55,828	5.500%	1/15/2025	63,271
	186,481	6.000%	1/15/2026	212,037
	422,284	5.500%	4/15/2036	482,154
	302,916	5.000%	3/15/2038	339,562
	140,382	6.000%	6/15/2038	160,933
	940,405	3.500%	11/20/2044	989,922
Total Government National Mortgage Association (Cost $2,228,820)				2,396,067

United States Treasury Bonds (6.72%)
	1,300,000	4.500%	5/15/2038	1,687,258
Total United States Treasury Bonds (Cost $1,552,911)				1,687,258

United States Treasury Notes (83.25%)
	2,000,000	1.500%	6/30/2016	2,025,000
	3,100,000	2.500%	6/30/2017	3,219,158
	1,600,000	2.750%	2/28/2018	1,681,750
	3,000,000	3.750%	11/15/2018	3,271,173
	1,900,000	2.750%	2/15/2019	2,008,657
	1,900,000	2.625%	8/15/2020	2,003,313
	1,900,000	3.625%	2/15/2021	2,105,882
	2,800,000	2.000%	2/15/2022	2,834,126
	1,700,000	2.500%	8/15/2023	1,770,125
Total United States Treasury Notes (Cost $20,396,440)				20,919,184

Total Investments (Cost $24,178,171) (a) (99.51%)				25,002,509
Other Net Assets (0.49%)				122,262
Net Assets (100.00%)				25,124,771

(a)	Aggregate cost for federal income tax purposes is $24,178,171.

At May 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	829,930
Unrealized depreciation	(5,592)
Net unrealized appreciation	824,338

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
5/31/2015

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (3.14%)
	76,054	2.125%	6/20/2034	78,996
	127,303	1.625%	11/20/2034	132,194
Total Government National Mortgage Association (Cost $204,443)				211,190

United States Treasury Notes (96.22%)
	1,000,000	0.375%	6/15/2015	1,000,117
	1,700,000	2.000%	1/31/2016	1,720,720
	800,000	1.500%	6/30/2016	810,000
	700,000	0.875%	1/31/2017	704,101
	1,000,000	2.375%	7/31/2017	1,036,406
	1,200,000	0.875%	1/31/2018	1,201,126
Total United States Treasury Notes (Cost $6,461,557)				6,472,470

Total Investments (Cost $6,666,000) (a) (99.36%)				6,683,660
Other Net Assets (0.64%)				43,133
Net Assets (100.00%)				6,726,793

(a)	Aggregate cost for federal income tax purposes is $6,666,000.

At May 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	19,361
Unrealized depreciation	(1,701)
Net unrealized appreciation	17,660

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

THE UNITED STATES TREASURY TRUST
Portfolio of Investments (Unaudited)
5/31/2015

Security Description	Par Value	Maturity	Value

United States Treasury Bills DN (b) (99.97%)
	28,500,000	6/4/2015	28,499,984
	13,400,000	6/18/2015	13,399,905
	27,000,000	6/25/2015	26,999,527
	10,000,000	7/2/2015	9,999,096
	5,000,000	9/17/2015	4,998,260
	2,900,000	12/10/2015	2,897,947
	6,400,000	1/7/2016	6,394,256
	2,000,000	3/3/2016	1,997,409
Total United States Treasury Bills DN (Cost $95,186,384)			95,186,384

Total Investments (Cost $95,186,384) (a) (99.97%)			95,186,384
Other Net Assets (0.03%)			23,831
Net Assets (100.00%)			95,210,215

(a)	Aggregate cost for federal income tax purposes is $95,186,384.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Discount Note. Yield to maturity is between 0.01% - 0.17%.

S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2015

Security Description	Shares	Value
Common Stock (99.02%)

Basic Materials (2.94%)
Air Products & Chemicals, Inc.	1,615	237,017
Airgas, Inc.	499	50,868
Alcoa, Inc.	7,435	92,938
Allegheny Technologies, Inc.	854	27,755
CF Industries Holdings, Inc.	359	113,401
Dow Chemical Co.	8,728	454,467
Eastman Chemical Co.	1,048	80,455
Ecolab, Inc.	1,937	222,077
EI Du Pont de Nemours & Co.	6,896	489,685
FMC Corp.	1,102	63,001
Freeport-McMoRan, Inc.	6,887	135,330
International Flavors & Fragrance, Inc.	683	81,304
International Paper Co.	3,175	164,560
LyondellBasell Industries NV	2,971	300,368
MeadWestvaco Corp.	1,277	64,540
Monsanto Co.	3,626	424,171
Mosaic Co./The	2,068	94,818
Newmont Mining Corp.	3,766	102,586
Nucor Corp.	2,404	113,709
PPG Industries, Inc.	1,051	240,563
Praxair, Inc.	2,168	266,360
Sherwin Williams Co.	628	180,977
Sigma-Aldrich Corp.	928	129,270
United States Steel Corp.	1,093	26,669
Total Basic Materials		4,156,889

Communications (11.77%)
Amazon.Com, Inc.*	2,799	1,201,415
AT&T, Inc.	38,948	1,345,264
Cablevision Systems Corp.	1,680	41,177
CBS Corp.	3,433	211,885
CenturyLink, Inc.	4,581	152,272
Cisco Systems, Inc.	39,132	1,146,959
Comcast Corp.	19,068	1,114,715
Corning, Inc.	9,540	199,577
DIRECTV*	3,773	343,494
Discovery Communications, Inc.*	1,878	63,739
Discovery Communications, Inc. Class C*	1,878	59,054
EBay, Inc.*	8,321	510,577
Equinix, Inc.	423	113,394
Expedia, Inc.	689	73,902
F5 Networks, Inc.*	602	75,665
Facebook, Inc. Class A*	15,753	1,247,480
Frontier Communications	7,522	38,738
Gannett Co. Inc.	1,702	60,915
Google, Inc. Class A*	2,080	1,134,266
Google, Inc.*	2,085	1,109,449
Harris Corp.	833	65,990
Interpublic Group Co.'s, Inc.	3,241	66,181
Juniper Networks, Inc.	2,718	75,560
Level 3 Communications, Inc.*	2,152	119,393
Motorola Solutions, Inc.	1,430	84,370
Netflix, Inc.*	413	257,737
News Corp.*	3,745	56,737
Nielsen NV	1,879	84,536
Omnicom Group, Inc.	1,982	147,718
Priceline Group, Inc.*	361	423,106
Scripps Networks Interactive	635	42,551
Symantec Corp.	5,172	127,361
Time Warner Cable, Inc.	2,282	412,791
Time Warner, Inc.	6,232	526,479
TripAdvisor, Inc.*	850	64,821
Twenty-First Century Fox, Inc.	13,721	461,026
VeriSign, Inc.*	1,159	73,237
Verizon Communications, Inc.	31,159	1,540,502
Viacom, Inc.	2,740	183,251
Walt Disney Co.	11,733	1,294,971
Yahoo! Inc.*	6,533	280,494
Total Communications		16,632,749

Consumer, Cyclical (10.06%)
American Airlines Group, Inc.	5,382	228,035
AutoNation, Inc.*	284	17,724
AutoZone, Inc.*	275	185,246
Bed Bath & Beyond, Inc.*	1,720	122,670
Best Buy Co. Inc.	1,956	67,873
BorgWarner, Inc.	1,664	100,090
Carmax, Inc.*	1,689	119,987
Carnival Corp.	3,334	154,464
Chipotle Mexican Grill, Inc. Class A*	234	144,032
Coach, Inc.	2,156	76,258
Costco Wholesale Corp.	3,160	450,584
CVS Caremark Corp.	8,444	864,497
D R Horton, Inc.	2,495	65,169
Darden Resturants, Inc.	933	61,149
Delphi Automotive PLC	2,173	189,008
Delta Air Lines, Inc.	6,380	273,830
Dollar General Corp.	1,932	140,244
Dollar Tree, Inc.*	1,728	129,583
Family Dollar Stores, Inc.	721	55,892
Fastenal Co.	2,014	83,601
Ford Motor Co.	27,615	418,920
Fossil Group, Inc.*	377	26,771
GameStop Corp. Class A	908	39,416
Gap, Inc.	2,194	84,096
General Motors Co.	10,151	365,131
Genuine Parts Company	1,170	105,850
Goodyear Tire & Rubber Co.	1,847	58,818
Hanesbrands, Inc.	3,007	95,803
Harley Davidson, Inc.	1,765	94,410
Harman International Industries Inc.	529	63,755
Hasbro, Inc.	950	68,524
Home Depot, Inc.	9,889	1,101,827
Johnson Controls, Inc.	5,136	267,175
Kohls Corp.	1,587	103,933
L Brands, Inc.	1,787	154,611
Lennar Corp.	1,300	60,619
Lowe's Cos. Inc.	7,300	510,854
Macy's, Inc.	2,961	198,239
Marriott International, Inc./DE	1,935	150,911
Mattel, Inc.	2,508	64,731
McDonald's Corp.	7,400	709,882
Michael Kors Holdings Ltd.*	1,328	61,752
Mohawk Industries, Inc.*	459	85,668
Newell Rubbermaid, Inc.	2,365	93,488
NIKE, Inc.	5,334	542,308
Nordstrom, Inc.	1,123	81,575
O'Reilly Automotive, Inc.*	874	191,869
PACCAR, Inc.	2,601	165,320
PulteGroup, Inc.	2,804	53,781
PVH Corp.	574	60,063
Ralph Lauren Corp.	449	58,550
Ross Stores, Inc.	1,661	160,569
Royal Caribbean Cruises Ltd.	1,236	93,911
Southwest Airlines Co.	5,662	209,777
Staples, Inc.	5,524	90,953
Starbucks Corp.	10,948	568,858
Starwood Hotels/Resorts Worldwide	1,427	118,099
Target Corp.	4,818	382,164
Tiffany & Co.	950	89,044
TJX Cos. Inc.	5,416	348,682
Tractor Supply Co.	1,050	91,497
Under Armour, Inc. Class A*	1,210	94,876
Urban Outfitters, Inc.*	803	27,607
VF Corp.	2,588	182,273
Walgreens Boots Alliance, Inc.	6,346	544,741
Wal-Mart Stores, Inc.	11,851	880,174
Whirlpool Corp.	570	105,023
WW Grainger, Inc.	441	105,986
Wyndham Worldwide Corp.	1,139	96,712
Wynn Resorts, Ltd.	526	52,963
Yum! Brands, Inc.	3,354	302,229
Total Consumer, Cyclical		14,214,724

Consumer, Non-Cyclical (23.44%)
Abbott Laboratories	11,424	555,206
AbbVie, Inc.	11,424	760,724
Actavis PLC*	2,930	898,953
ADT Corp.	1,732	63,183
Aetna, Inc.	2,841	335,153
Alexion Pharmaceuticals, Inc.*	1,383	226,591
Alliance Data Systems Corp.*	400	119,212
Altria Group, Inc.	14,863	760,986
Amerisource Bergen Corp.	1,565	176,156
Amgen, Inc.	5,671	886,150
Anthem, Inc.	2,002	336,036
Archer-Daniels-Midland Co.	4,902	259,071
Automatic Data Processing, Inc.	3,564	304,758
Avery Dennison Corp.	891	55,162
Baxter International, Inc.	4,026	268,172
Becton Dickinson and Co.	1,588	223,130
Biogen Idec, Inc.*	1,739	690,366
Boston Scientific Corp.*	11,526	210,580
Bristol-Myers Squibb Co.	12,265	792,319
Brown-Forman Corp.	1,081	101,906
Campbell Soup Co.	1,449	70,045
Cardinal Health, Inc.	2,511	221,395
Celgene Corp.*	6,007	687,441
Cigna Corp.	2,081	293,067
Cintas Corp.	801	68,958
Clorox Co.	943	101,523
Coca-Cola Co.	28,487	1,166,828
Coca-Cola Enterprises, Inc.	2,036	90,052
Colgate-Palmolive Co.	6,558	438,009
Conagra Foods, Inc.	2,987	115,328
Constellation Brands, Inc.	1,083	127,675
CR Bard, Inc.	610	103,895
DaVita HealthCare Partners, Inc.*	1,224	102,547
DENTSPLY International, Inc.	1,160	60,361
Dr Pepper Snapple Group, Inc.	1,620	124,157
Edwards Lifesciences Corp.*	858	112,158
Eli Lilly & Co.	7,419	585,359
Endo International PLC*	1,332	111,568
Equifax, Inc.	870	87,287
Estee Lauder Cos. Inc.	1,800	157,374
Express Scripts Holding Co.*	5,454	475,262
General Mills, Inc.	4,683	262,950
Gilead Sciences, Inc.*	11,004	1,235,419
H&R Block, Inc.	1,994	63,270
HCA Holdings, Inc.*	2,209	180,762
Henry Schein, Inc.*	628	88,969
Hershey Co.	1,114	103,446
Hormel Foods Corp.	1,064	60,882
Hospira, Inc.*	1,350	119,367
Humana, Inc.	1,191	255,648
Intuitive Surgical, Inc.*	285	139,009
Iron Mountain, Inc.	1,369	49,927
JM Smucker Co.	823	97,567
Johnson & Johnson	20,958	2,098,727
Kellogg Co.	1,816	113,990
Keurig Green Mountain, Inc.	971	83,739
Kimberly-Clark Corp.	2,926	318,524
Kraft Foods Group, Inc.	4,282	361,615
Kroger Co.	4,007	291,710
Laboratory Corp of America Holdings*	705	83,155
Lorillard, Inc.	2,883	208,960
Mallinckrodt PLC*	874	113,131
Mastercard, Inc.	7,325	675,805
Mccormick & Co. Inc./MD	975	76,538
Mcgraw Hill Financial, Inc.	2,019	209,471
McKesson Corp.	1,736	411,831
Mead Johnson Nutrition Co. Class A	1,560	151,788
Medtronic PLC	10,936	834,636
Merck & Co. Inc.	21,298	1,296,835
Molson Coors Brewing Co.	1,200	88,056
Mondelez International, Inc. Class A	12,847	534,307
Monster Beverage Corp.*	1,129	143,699
Moody's Corp.	1,498	161,934
Mylan NV*	3,101	225,226
Patterson Cos, Inc.	758	36,263
PepsiCo, Inc.	11,411	1,100,363
Perrigo Co. PLC	677	128,833
Pfizer, Inc.	45,992	1,598,222
Philip Morris International, Inc.	11,608	964,277
Procter & Gamble Co.	20,266	1,588,652
Quanta Services, Inc.*	1,601	46,941
Quest Diagnostics, Inc.	1,168	87,869
Regeneron Pharmaceuticals, Inc.*	562	288,059
Reynolds American, Inc.	2,525	193,794
Robert Half International, Inc.	1,032	58,174
St. Jude Medical, Inc.	2,310	170,363
Stryker Corp.	2,155	207,160
Sysco Corp.	4,516	167,815
Tenet Healthcare Corp.*	766	40,744
Total System Services, Inc.	1,190	49,028
Tyson Foods, Inc.	2,328	98,824
United Rentals, Inc.*	724	64,371
UnitedHealth Group, Inc.	7,156	860,223
Universal Health Services, Inc.	683	88,503
Varian Medical Systems, Inc.*	875	75,775
Vertex Pharmaceuticals, Inc.*	1,731	222,070
Western Union Co.	4,688	102,902
Whole Foods Market, Inc.	2,358	97,244
Zimmer Holdings, Inc.	1,338	152,652
Zoetis, Inc. Class A	3,718	185,045
Total Consumer, Non-Cyclical		33,139,162

Energy (7.84%)
Anadarko Petroleum Corp.	3,750	313,538
Apache Corp.	2,792	167,073
Baker Hughes, Inc.	3,384	218,133
Cabot Oil & Gas Corp.	3,164	107,449
Cameron International Corp.*	1,865	95,730
Chesapeake Energy Corp.	3,818	53,872
Chevron Corp. (c)	14,364	1,479,492
Cimarex Energy	657	75,890
ConocoPhillips	8,936	569,044
Devon Energy Corp.	2,767	180,464
Diamond Offshore Drilling, Inc.	576	17,476
Ensco PLC	1,707	40,115
EOG Resources, Inc.	3,850	341,457
EQT Corp.	1,085	92,301
Exxon Mobil Corp. (c)	31,478	2,681,926
FMC Technologies, Inc.*	1,793	74,929
Halliburton Co.	6,883	312,488
Helmerich & Payne, Inc.	805	58,757
Hess Corp.	1,823	123,089
Kinder Morgan, Inc.	12,787	530,533
Marathon Oil Corp.	5,187	141,035
Marathon Petroleum Corp.	2,049	211,990
Murphy Oil Corp.	1,357	58,975
National Oilwell Varco, Inc.	3,192	157,014
Newfield Exploration Co.*	988	37,356
Noble Corp. PLC	1,885	31,574
Noble Energy, Inc.	2,616	114,528
Occidental Petroleum Corp.	5,892	460,695
ONEOK, Inc.	1,546	64,808
Phillips 66	4,078	322,651
Pioneer Natural Resources Co.	880	130,090
QEP Resources, Inc.	1,500	28,245
Range Resources Corp.	1,202	66,603
Schlumberger Ltd.	9,690	879,561
Southwestern Energy Co.*	2,561	65,997
Spectra Energy Corp.	4,856	170,786
Tesoro Corp.	1,028	90,978
Transocean Ltd.	2,519	47,483
Valero Energy Corp.	4,032	238,856
Williams Cos. Inc.	4,450	227,395
Total Energy		11,080,376

Financial (16.19%)
ACE Ltd.	2,500	266,200
Affiliated Managers Group*	409	91,477
Aflac, Inc.	3,445	214,348
Allstate Corp.	3,124	210,308
American Express Co.	6,577	524,318
American International Group, Inc.	10,299	603,624
American Tower Corp.	2,860	265,379
Ameriprise Financial, Inc.	1,369	170,564
Aon PLC	2,362	239,082
Apartment Investment & Management Co.	1,070	40,585
Assurant, Inc.	596	39,247
AvalonBay Communities, Inc.	686	114,219
Bank of America Corp.	77,978	1,286,637
Bank of New York Mellon Corp.	8,692	376,885
BB&T Corp.	5,247	207,099
Berkshire Hathaway, Inc.*	13,493	1,929,499
Blackrock, Inc. Class A	941	344,199
Boston Properties, Inc.	1,078	140,172
Capital One Financial Corp.	4,021	335,995
CBRE Group, Inc. Class A*	2,058	78,698
Charles Schwab Corp.	7,272	230,159
Chubb Corp.	1,969	191,978
Cincinnati Financial Corp.	1,179	59,634
Citigroup, Inc.	22,616	1,223,073
CME Group, Inc./IL Class A	2,250	211,950
Comerica, Inc.	1,331	65,152
Crown Castle International Corp.	2,156	175,822
Discover Financial Services	3,788	220,727
E*Trade Financial Corp.*	1,181	34,792
Equity Residential	2,164	160,828
Essex Property Trust, Inc.	463	103,073
Fifth Third Bancorp	6,069	122,837
Franklin Resources, Inc.	3,105	158,076
General Growth Properties, Inc.	4,119	116,691
Genworth Financial, Inc.-Class A*	3,728	29,600
Goldman Sachs Group, Inc.	3,040	626,818
Hartford Financial Services Group, Inc.	2,922	120,123
HCP, Inc.	3,020	116,934
Health Care REIT, Inc.	1,873	131,597
Host Hotels & Resorts, Inc.	5,173	103,046
Hudson City Bancorp, Inc.	3,497	33,274
Huntington Bancshares, Inc./OH	5,456	60,725
Intercontinental Exchange, Inc.	849	201,026
Invesco Ltd.	3,410	135,820
JPMorgan Chase & Co.	27,735	1,824,408
KeyCorp	6,704	97,744
Kimco Realty Corp.	2,994	71,736
Legg Mason, Inc.	743	39,646
Leucadia National Corp.	1,447	35,640
Lincoln National Corp.	2,305	131,408
Loews Corp.	2,394	96,047
M&T Bank Corp.	918	110,968
Macerich Co.	1,011	83,013
Marsh & McLennan Co.'s, Inc.	4,025	234,376
MetLife, Inc.	7,704	402,611
Morgan Stanley	10,374	396,287
Nasdaq OMX Group, Inc.	1,127	58,322
Navient Corp.	3,621	69,777
Northern Trust Corp.	1,610	120,026
People's United Financial, Inc.	2,887	44,922
Plum Creek Timber Co. Inc.	1,188	49,017
PNC Financial Services Group, Inc.	3,945	377,497
Principal Financial Group, Inc.	2,041	105,499
Progressive Corp.	4,123	112,723
Prologis, Inc.	3,315	131,241
Prudential Financial, Inc.	3,541	299,604
Public Storage	1,035	200,314
Realty Income Corp	1,688	76,922
Regions Financial Corp.	9,066	91,476
Simon Property Group, Inc.	2,175	394,545
SL Green Realty Corp.	740	87,808
State Street Corp.	3,093	241,037
SunTrust Banks, Inc.	3,809	162,568
T. Rowe Price Group, Inc.	1,965	158,556
Torchmark Corp.	1,176	67,114
Travelers Cos, Inc.	2,411	243,800
Unum Group	2,266	79,219
US Bancorp/MN	13,884	598,539
Ventas, Inc.	2,081	138,428
Visa, Inc. Class A	14,557	999,775
Vornado Realty Trust	1,244	124,263
Wells Fargo & Co. (c)	35,184	1,968,900
Weyerhaeuser Co.	3,870	126,007
XL Group PLC	2,249	84,742
Zions Bancorporation	1,054	30,440
Total Financial		22,879,255

Industrial (10.08%)
3M Co.	4,679	744,335
Agilent Technologies, Inc.	2,633	108,453
Allegion PLC	703	43,895
AMETEK, Inc.	1,816	97,628
Amphenol Corp.	2,372	135,323
Ball Corp.	1,134	80,503
Boeing Co.	4,978	699,509
C H Robinson Worldwide, Inc.	1,280	79,014
Caterpillar, Inc.	4,752	405,441
CSX Corp.	7,645	260,542
Cummins, Inc.	1,302	176,486
Danaher Corp.	4,166	359,609
Deere & Co.	2,547	238,603
Dover Corp.	1,334	100,584
Eaton Corp. PLC	3,484	249,420
Emerson Electric Co.	5,336	321,814
Expeditors International of Washington	1,549	71,006
FedEx Corp.	2,148	372,077
FLIR Systems, Inc.	1,158	35,377
Flowserve Corp.	1,128	62,040
Fluor Corp.	1,298	72,974
Garmin Ltd.	806	36,657
General Dynamics Corp.	2,440	341,990
General Electric Co.	75,529	2,059,672
Honeywell International, Inc.	5,633	586,959
Illinois Tool Works, Inc.	2,619	245,741
Ingersoll-Rand PLC	2,109	145,057
Jacobson Engineering Group, Inc.*	962	41,616
Joy Global, Inc.	784	30,529
Kansas Cty Southern	811	73,396
L3 Communications Holdings, Inc.	719	84,705
Leggett & Platt, Inc.	1,017	48,084
Lockheed Martin Corp.	1,981	372,824
Martin Marietta Materials, Inc.	463	68,992
Masco Corp.	2,627	71,113
Norfolk Southern Corp.	2,398	220,616
Northrop Grumman Corp.	1,488	236,860
Owens-Illinois, Inc.*	1,395	33,341
Pall Corp.	838	104,281
Parker Hannifin Corp.	1,096	131,991
Pentair PLC	1,542	98,734
PerkinElmer, Inc.	1,021	53,837
Precision Castparts Corp.	1,073	227,079
Raytheon Co.	2,443	252,264
Republic Services, Inc.	2,203	88,759
Rockwell Automation, Inc.	1,085	133,336
Rockwell Collins, Inc.	1,079	102,710
Roper Industies, Inc.	694	121,422
Ryder System, Inc.	477	43,717
Sealed Air Corp.	1,582	77,043
Snap-On, Inc.	424	65,890
Stanley Black & Decker, Inc.	1,237	126,718
Stericycle, Inc.*	642	88,147
TE Connectivity Ltd.	3,236	223,284
Textron, Inc.	2,069	93,560
Thermo Fisher Scientific, Inc.	2,658	344,557
Tyco International PLC	3,464	139,807
Union Pacific Corp.	6,613	667,318
United Parcel Service, Inc. Class B	5,289	524,775
United Technologies Corp.	6,172	723,173
Vulcan Materials Co.	956	85,973
Waste Management, Inc.	3,352	166,427
Waters Corp.*	682	91,129
Xylem, Inc.	1,498	54,782
Total Industrial		14,243,498

Technology (13.89%)
Accenture PLC Class A	4,670	448,507
Adobe Systems, Inc.*	3,587	283,696
Akamai Technologies, Inc.*	1,400	106,778
Altera Corp.	2,432	118,803
Analog Devices, Inc.	2,227	151,347
Apple, Inc. (c)	43,710	5,694,538
Applied Materials, Inc.	9,105	183,284
Autodesk, Inc.*	1,669	90,376
Avago Technologies Ltd.	1,878	278,075
Broadcom Corp.	3,543	201,420
CA, Inc.	2,646	80,571
Cerner Corp.*	2,120	142,655
Citrix Systems, Inc.*	1,348	87,633
Cognizant Technology Solutions Class A*	4,408	285,286
Computer Sciences Corp.	1,256	86,162
Dun & Bradstreet Corp.	396	50,660
Electronic Arts, Inc.*	2,629	164,983
EMC Corp./MA	14,917	392,914
Fidelity National Information	1,851	116,058
First Solar, Inc.*	370	18,393
Fiserv, Inc.*	2,114	169,437
Hewlett Packard Co.	14,359	479,591
Intel Corp.	36,299	1,250,864
International Business Machines Corp.	6,898	1,170,246
Intuit, Inc.	2,031	211,529
KLA-Tencor Corp.	1,304	77,797
Lam Research Corp.	1,341	110,297
Linear Technology Corp.	1,694	81,058
Microchip Technology, Inc.	1,401	68,831
Micron Technology, Inc.*	6,485	181,126
Microsoft Corp.	61,563	2,884,842
NetApp, Inc.	2,586	86,372
NVIDIA Corp.	4,572	101,178
Oracle Corp.	24,056	1,046,195
Paychex Inc.	2,454	121,252
Pitney Bowes, Inc.	1,820	39,767
QUALCOMM, Inc.	12,533	873,299
Red Hat, Inc.*	1,433	110,728
Salesforce.com, Inc.*	3,760	273,540
Sandisk Corp.	1,741	119,050
Seagate Technology PLC	2,601	144,720
Skyworks Soulutions, Inc.	1,431	156,494
Teradata Corp.*	1,256	48,909
Texas Instruments, Inc.	8,319	465,198
Western Digital Corp.	1,637	159,378
Xerox Corp.	10,310	117,740
Xilinx, Inc.	2,112	100,151
Total Technology		19,631,728

Utilities (2.81%)
AES Corp./VA	4,674	63,566
AGL Resources, Inc.	850	42,815
Ameren Corp.	1,808	72,736
American Electric Power, Inc.	3,645	205,177
Centerpoint Energy, Inc.	2,979	60,682
CMS Energy Corp.	2,062	70,397
CONSOL Energy, Inc.	1,500	41,760
Consolidated Edison, Inc.	2,227	137,718
Dominion Resources, Inc./VA	4,251	299,781
DTE Energy Co.	1,258	99,671
Duke Energy Corp.	5,180	392,281
Edison International	2,433	147,951
Entergy Corp.	1,304	99,717
Eversource Energy	2,274	111,995
Exelon Corp.	6,183	209,171
FirstEnergy Corp.	3,123	111,429
Integrys Energy Group, Inc.	615	44,225
NextEra Energy, Inc.	3,154	322,780
NiSource, Inc.	2,050	96,719
NRG Energy Inc.	1,956	49,291
Pepco Holdings, Inc.	1,700	46,325
PG&E Corp.	2,830	151,320
Pinnacle West Capital Corp.	806	49,102
PPL Corp.	4,208	146,060
Public Service Enterprise, Inc.	3,861	164,594
SCANA Corp.	845	44,920
Sempra Energy	1,653	177,648
Southern Co.	6,412	280,140
TECO Energy, Inc.	1,498	28,237
Wisconsin Energy Corp.	1,695	81,835
Xcel Energy, Inc.	3,728	126,938
Total Utilities		3,976,981

Total Common Stock (Cost $63,283,417)		139,955,362

Right/Warrant (0%)
Safeway, Inc. CVR-Non Tradable (Casa Ley)	1,746	829
Safeway, Inc. CVR-Non Tradable (PDC)	1,746	87
Total Right/Warrant (Cost $2,009)		916

Total Investments (Cost $63,285,426) (a) (99.02%)		139,956,278
Other Net Assets (0.98%)		1,380,507
Net Assets (100.00%)		141,336,785

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $63,751,380.

At May 31, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	79,245,688
Unrealized depreciation	(3,040,790)
Net unrealized appreciation	76,204,898

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at May 31, 2015:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Value	Unrealized Appreciation
13 / JUN 2015 / Long / CME	1,368,900	13,268

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2015

Security Description	Shares	Value
Common Stock (99.38%)

Basic Materials (4.88%)
Albemarle Corp.	10,773	647,995
Ashland, Inc.	6,113	778,796
Cabot Corp.	6,690	277,434
Carpenter Technology Corp.	4,953	202,281
Commercial Metals Co.	12,146	195,186
Compass Minerals International	3,460	298,114
Cytec Industries, Inc.	6,904	417,623
Domtar Corp.	6,701	289,617
Minerals Technologies, Inc.	3,557	239,422
NewMarket Corp.	1,020	469,618
Olin Corp.	8,099	236,815
PolyOne Corp.	8,709	338,693
Reliance Steel & Aluminum Co.	7,479	477,160
Royal Gold, Inc.	6,245	404,489
RPM International, Inc.	12,787	639,734
Sensient Technologies Corp.	4,970	336,469
Steel Dynamics, Inc.	23,032	502,328
United States Steel Corp.	13,937	340,063
Valspar Corp.	7,303	609,508
Total Basic Materials		7,701,345

Communications (4.49%)
AMC Networks, Inc.*	5,664	445,134
AOL, Inc.*	8,110	405,581
ARRIS Group, Inc.*	12,621	416,619
Ciena Corp.*	11,260	271,591
FactSet Research Systems, Inc.	3,719	614,267
Fortinet, Inc.*	13,266	531,436
Graham Holdings Co.	421	450,891
Harris Corp.	1,834	145,276
InterDigital, Inc.	3,831	224,612
JDS Uniphase Corp.*	23,714	304,013
John Wiley & Sons, Inc.	4,836	280,585
Keysight Technologies, Inc.*	16,046	527,272
Lamar Advertising Co.	7,679	465,501
Meredith Corp.	3,759	198,475
Neustar, Inc. - Class A*	5,782	157,964
New York Times Co.	14,132	196,435
Plantronics, Inc.	4,417	243,686
Polycom, Inc.*	14,123	190,237
Rackspace Hosting, Inc.*	11,802	473,142
Telephone & Date Systems, Inc.	10,202	302,897
Time, Inc.	11,230	252,787
Total Communications		7,098,401

Consumer, Cyclical (13.83%)
Advanced Auto Parts, Inc. (c)	6,993	1,071,467
Alaska Air Group, Inc.	12,604	814,723
American Eagle Outfitters, Inc.	18,564	303,893
ANN, Inc.*	4,715	220,426
Arrow Electronics, Inc.*	9,599	583,523
Ascena Retail Group, Inc.*	13,851	204,718
Big Lots, Inc.	5,120	224,768
Brinker International, Inc.	6,088	335,936
Brunswick Corp.	8,905	454,511
Cabela's, Inc.- Class A*	4,908	250,308
Carter's, Inc.	5,068	523,119
Cheesecake Factory, Inc.	4,749	244,906
Chico's FAS, Inc.	15,751	261,624
Church & Dwight Co. Inc. (c)	12,816	1,076,160
Cinemark Holdings, Inc.	9,976	404,327
Copart, Inc.*	10,892	376,863
CST Brands, Inc.	6,833	271,748
Dana Holding Corp.	16,229	353,305
Deckers Outdoor Corp.*	3,569	243,227
Dick's Sporting Goods, Inc.	9,398	504,861
Domino's Pizza, Inc.	5,269	572,530
Dreamworks Animation SKG, Inc. Class A*	7,419	199,942
Dunkin' Brands Group, Inc.	9,507	507,294
Foot Locker, Inc.	14,074	889,477
Guess? Inc.	6,504	114,080
Herman Miller, Inc.	6,124	169,635
HNI Corp.	4,649	225,430
HSN, Inc.	3,343	224,349
Ingram Micro, Inc.*	14,938	400,488
International Speedway Corp. Class A	2,678	99,702
JC Penney Co. Inc.*	31,426	269,949
JetBlue Airways Corp.*	23,748	478,760
Kate Spade & Co.*	12,177	301,746
KB Home	8,723	128,926
Life Time Fitness, Inc.*	3,708	266,605
LKQ Corp.*	29,031	829,416
MDC Holdings, Inc.	3,741	104,598
MSC Industrial Direct Co. Inc.	4,839	335,681
NVR, Inc.*	385	523,831
Office Depot, Inc.*	46,441	430,508
Oshkosh Corp.	7,645	383,473
Owens & Minor, Inc.	6,501	216,613
Panera Bread Co.*	2,454	446,628
Polaris Industries, Inc.	5,852	837,129
Signet Jewelers Ltd. (c)	7,681	993,384
Tempur Sealy International, Inc.*	6,278	374,106
Thor Industries, Inc.	4,449	271,789
Toll Brothers, Inc.*	15,510	560,997
Vista Outdoor, Inc.*	6,584	303,457
Watsco, Inc.	2,811	353,961
Wendy's Co.	28,361	318,778
Williams Sonoma, Inc.	8,204	644,916
World Fuel Services Corp.	6,903	345,357
Total Consumer, Cyclical		21,847,948

Consumer, Non-Cyclical (18.09%)
Aaron's, Inc.	6,634	232,389
Akorn, Inc.*	7,128	327,175
Align Technology, Inc.*	6,922	419,958
Apollo Education Group, Inc. Class A*	10,066	166,894
Aqua America, Inc.	16,922	445,387
Avon Products, Inc.	42,350	284,592
Bio-Rad Laboratories, Inc.*	2,113	305,054
Boston Beer Co. Inc.*	851	224,477
CDK Global, Inc.	15,388	820,027
CEB, Inc.	3,477	294,119
Centene Corp.*	11,241	846,897
Charles River Laboratories*	4,812	348,100
Community Health Systems, Inc.*	11,140	616,153
Convergys Corp.	10,423	258,803
Cooper Cos. Inc.	4,782	869,224
CoreLogic, Inc.*	8,597	335,111
Dean Foods Co.	9,667	178,066
Deluxe Corp.	5,133	327,639
DeVry Education Group, Inc.	5,910	187,997
Flowers Foods, Inc.	17,698	397,497
FTI Consulting, Inc.*	4,461	175,317
Gartner, Inc.*	8,719	762,738
Global Payments, Inc.	6,479	676,278
Hain Celestial Group, Inc.*	9,668	611,694
Halyard Health, Inc.*	4,818	199,562
Health Net, Inc.*	7,718	480,368
Hill-Rom Holdings, Inc.	5,915	304,977
HMS Holdings Corp.*	9,043	154,093
Hologic, Inc.*	24,014	858,981
IDEXX Laboratories, Inc.*	4,568	619,421
Ingredion, Inc.	6,884	564,281
Jarden Corp.*	17,140	909,448
Lancaster Colony Corp.	2,001	178,569
Leidos Holdings, Inc.	6,411	272,468
Lifepoint Hospitals, Inc.*	4,653	350,324
Live Nation Entertainment, Inc.*	13,841	395,853
Manpowergroup, Inc.	7,581	641,732
MAXIMUS, Inc.	6,415	419,349
MEDNAX, Inc.*	9,620	684,752
Omnicare, Inc.	9,377	893,534
Post Holdings, Inc.*	4,823	208,643
Rent-A-Center, Inc.	5,448	164,802
ResMed, Inc.	13,359	785,776
Rollins, Inc.	9,916	246,115
RR Donnelley & Sons Co.	20,054	384,636
Scotts Miracle-Gro Co.	4,332	265,378
SEI Investments Co.	12,496	597,809
Services Corp International	19,892	578,062
Sirona Dental Systems, Inc.*	5,304	523,611
Sotheby's	6,329	283,729
STERIS Corp.	5,692	380,396
SUPERVALU, Inc.*	22,173	195,788
Techne Corp.	3,629	367,436
Teleflex, Inc.	3,967	510,712
Thoratec Corp.*	5,804	263,444
Tootsie Roll Industries, Inc.	1,968	60,496
Towers Watson & Co.	6,700	924,265
Treehouse Foods, Inc.*	4,336	309,287
Tupperware Brands Corp.	4,825	317,196
United Natural Foods, Inc.*	4,779	320,528
United Therapeutics Corp.*	4,551	836,110
VCA, Inc.*	8,059	422,775
WellCare Health Plans, Inc.*	4,206	360,328
WEX, Inc.*	3,714	421,130
WhiteWave Foods Co.*	16,703	802,245
Total Consumer, Non-Cyclical		28,569,995

Energy (3.95%)
Dresser-Rand Group, Inc.*	7,343	621,218
Dril-Quip, Inc.*	4,000	302,320
Energen Corp.	7,013	485,300
Gulfport Energy Corp.*	9,272	400,180
Helix Energy Solutions Group*	10,118	158,549
HollyFrontier Corp. (c)	18,752	781,021
Murphy USA, Inc.*	4,431	258,017
Nabors Industries Ltd.	28,191	415,817
NOW, Inc.*	11,036	255,152
Oceaneering International, Inc.	10,060	511,048
Oil States International, Inc.*	5,094	208,243
Patterson-UTI Energy, Inc.	15,065	304,313
Rosetta Resources, Inc.*	5,890	137,590
SM Energy Co.	6,571	343,795
Superior Energy Services, Inc.	14,823	342,263
Unit Corp.*	4,812	151,722
Western Refining, Inc.	6,991	307,464
WPX Energy, Inc.*	19,483	251,136
Total Energy		6,235,148

Financial (21.66%)
Alexander & Baldwin, Inc.	4,846	199,025
Alexandria Real Estate Equities	6,898	639,652
Alleghany Corp.*	1,595	758,183
American Campus Communities	10,070	392,831
American Financial Group, Inc.	7,071	449,009
Arthur J Gallagher & Co. (c)	15,460	749,037
Aspen Insurance Holdings Ltd.	5,962	276,398
Associated Banc-Corp.	15,965	302,856
BancorpSouth, Inc.	8,709	210,671
Bank of Hawaii Corp.	4,563	286,420
BioMed Realty Trust, Inc.	18,915	385,677
Brown & Brown, Inc.	11,293	365,780
Camden Property Trust	8,277	620,609
Cathay General Bancorp	7,638	230,820
CBOE Holdings, Inc.	8,085	473,134
City National Corp.	4,593	423,383
Commerce Bancshares, Inc.	8,427	375,928
Corporate Office Properties	8,366	214,755
Corrections Corp. Of America	11,158	392,315
Cullen/Frost Bankers, Inc.	5,255	385,770
Douglas Emmett, Inc.	13,261	389,608
Duke Realty Corp.	32,737	640,336
East West Bancorp, Inc.	13,752	589,961
Eaton Vance Corp.	11,329	459,957
Equity One, Inc.	6,724	166,621
Everest Re Group Ltd.	4,481	813,346
Extra Space Storage, Inc.	10,587	741,408
Federal Realty Invstment Trust	6,527	877,683
Federated Investors, Inc. Class B	9,840	342,432
First American Financial Corp.	10,276	366,956
First Horizon National Corp.	22,537	332,646
First Niagara Financial Group	36,488	325,108
FirstMerit Corp.	17,046	334,783
Fulton Financial Corp.	19,359	245,085
Hancock Holding Co.	8,439	245,828
Hanover Insurance Group, Inc.	4,542	323,300
HCC Insurance Holdings, Inc.	9,273	530,230
Highwoods Properties, Inc.	8,743	366,769
Home Properties, Inc.	5,450	405,044
Hospitality Properties Trust	14,360	433,528
International Bancshares Corp.	5,988	156,287
Janus Capital Group, Inc.	15,310	277,877
Jones Lang LaSalle, Inc.	4,294	743,850
Kemper Corp.	5,158	184,605
Kilroy Realty Corp.	8,334	575,629
LaSalle Hotel Properties	10,698	390,049
Liberty Property Trust	14,231	497,231
Mack-Cali Realty Corp.	8,623	145,729
Mercury General Corp.	3,740	208,243
Mid-America Apartment Communities, Inc.	7,209	550,696
National Retail Properties, Inc.	12,882	483,204
New York Community Bancorp, Inc.	42,406	752,282
Old Republic International Corp.	23,244	359,352
Omega Healthcare Investors, Inc.	12,220	440,287
PacWest Bancorp	9,275	416,355
Potlatch Corp.	4,184	151,796
Primerica, Inc.	5,087	224,998
Prosperity Bancshares, Inc.	6,183	331,223
Raymond James Financial, Inc.	12,069	701,450
Rayonier, Inc.	13,045	336,822
Regency Centers Corp.	8,933	564,030
Reinsurance Group of America	6,581	615,653
RenaissanceRE Holdings Ltd.	3,920	400,271
Senior Housing Prop Trust	4,406	88,164
Signature Bank*	4,820	673,113
SLM Corp.*	40,540	415,940
StanCorp Financial Group, Inc.	4,027	298,884
Stifel Financial Corp.*	6,324	336,816
SVB Financial Group*	4,916	663,218
Synovus Financial Corp.	12,752	370,063
Tanger Factory Outlet Center, Inc.	9,884	332,399
Taubman Centers, Inc.	6,066	449,066
TCF Financial Corp.	16,020	252,155
Trustmark Corp.	6,874	163,945
UDR, Inc.	24,450	796,092
Umpqua Holdings Corp.	22,396	393,946
Urban Edge Properties	8,363	180,641
Valley National Bancorp	22,192	217,038
Waddell & Reed Financial, Inc. Class A	8,010	382,718
Washington Federal, Inc.	10,259	226,724
Washington Prime Group, Inc.	15,996	225,064
Webster Financial Corp.	9,305	352,566
Weingarten Realty Investors	10,777	363,508
WR Berkley Corp.	9,726	476,574
Total Financial		34,229,435

Industrial (18.69%)
Acuity Brands, Inc	4,154	733,139
AECOM Technology Corp.*	14,194	468,828
AGCO Corp.	8,018	407,154
AO Smith Corp.	7,206	514,364
AptarGroup, Inc.	6,201	395,438
Avnet, Inc.	13,129	577,807
B/E Aerospace, Inc.	10,088	578,446
Belden, Inc.	4,101	346,206
Bemis Co. Inc.	9,568	439,554
Carlisle Cos, Inc.	6,147	609,475
CLARCOR, Inc.	4,802	295,851
Clean Harbors, Inc.*	5,336	300,630
Cognex Corp.*	8,942	451,303
Con-way, Inc.	5,929	239,947
Crane Co.	5,107	309,127
Donaldson Co. Inc.	12,233	436,229
Eagle Materials, Inc.	4,815	401,956
Energizer Holdings, Inc.	5,949	842,914
Esterline Technologies Corp.*	3,059	330,892
FEI Co.	3,980	324,768
Fortune Brands Home & Security, Inc.	15,627	716,654
GATX Corp.	4,618	257,269
Genesee & Wyoming, Inc.*	4,903	403,713
Gentex Corp.	28,049	481,882
Graco, Inc.	5,697	413,545
Granite Construction, Inc.	3,874	138,883
Greif, Inc. Class A	3,373	128,815
Harsco Corp.	8,829	142,235
Hubbell, Inc.	5,204	562,188
Huntington Ingalls Industries	4,626	573,578
IDEX Corp.	7,606	587,640
Itron, Inc.*	4,045	145,175
ITT Corp.	8,775	374,517
Jabil Circuit, Inc.	19,156	470,663
JB Hunt Transport Services, Inc.	8,866	744,921
KBR, Inc.	14,971	286,695
Kennametal, Inc.	8,111	292,483
Kirby Corp.*	5,466	419,297
KLX, Inc.*	5,391	236,341
Knowles Corp.*	8,766	169,622
Landstar Systems, Inc.	4,607	301,298
Lennox International, Inc.	4,234	476,748
Lincoln Electric Holdings, Inc.	7,694	517,114
Louisiana-Pacific Corp.*	14,578	263,716
Mettler Toledo International*	2,734	887,675
MSA Safety, Inc.	3,239	144,783
National Instruments Corp.	10,469	313,128
Nordson Corp.	5,621	454,795
OLD Dominion Freight Line, Inc.*	6,521	443,493
Orbital ATK, Inc.	5,677	434,291
Packaging Corp of America	9,425	652,022
Regal-Beloit Corp.	4,281	334,731
Rock-Tenn Co.	13,417	873,983
Silgan Holdings, Inc.	4,510	245,073
Sonoco Products Co.	9,701	436,739
SPX Corp.	3,934	292,336
Tech Data Corp.*	3,943	248,882
Teledyne Technologies, Inc.*	3,502	354,858
Terex Corp.	11,360	280,933
Tidewater, Inc.	5,125	125,768
Timken Co.	7,137	279,057
TimkenSteel Corp.	3,672	109,242
Trimble Nagivation Ltd.* (c)	25,655	601,353
Trinity Industries, Inc.	14,910	447,151
Triumph Group, Inc.	5,301	353,524
Valmont Industries, Inc.	2,476	308,138
Vishay Intertechnology, Inc.	13,984	182,072
Wabtec Corp.	9,221	924,865
Waste Connections, Inc.	11,891	577,070
Werner Enterprises, Inc.	4,592	126,372
Woodward, Inc.	6,008	306,048
Worthington Industries, Inc.	5,239	142,553
Zebra Technologies Corp. Class A*	4,878	534,824
Total Industrial		29,524,779

Technology (9.29%)
3D Systems Corp.*	8,515	186,223
ACI Worldwide, Inc.*	11,760	280,006
Acxiom Corp.*	8,198	135,841
Advanced Micro Devices, Inc.*	67,000	152,760
Advent Software, Inc.	4,259	186,374
ANSYS, Inc.* (c)	9,103	810,167
Atmel Corp.	43,147	382,714
Broadridge Financial Solutions, Inc.	11,497	622,907
Cadence Design System, Inc.*	28,043	554,971
CommVault Systems, Inc.*	4,391	195,092
Cree, Inc.*	11,057	334,806
Cypress Semiconductor Corp.	15,104	207,378
Diebold, Inc.	6,660	227,639
DST Systems, Inc.	2,807	332,349
Fair Isaac Corp.	3,314	290,704
Informatica Corp.*	10,411	503,892
Integrated Device Technology*	15,339	362,844
Intersil Corp.	13,351	180,239
IPG Photonics Corp.*	3,654	346,545
Jack Henry & Associates, Inc.	7,834	509,837
Lexmark International, Inc.	6,419	295,146
Mentor Graphics Corp.	9,961	260,082
MSCI, Inc. A	10,732	665,921
NCR Corp.*	16,133	484,797
PTC, Inc.*	11,112	458,592
Qorvo, Inc.* (c)	13,977	1,148,210
Rovi Corp.*	9,765	163,661
Science Applications International Corp.	4,168	220,904
Semtech Corp.*	6,943	148,302
Silicon Laboratories, Inc.*	3,776	209,341
SolarWinds, Inc.*	6,762	320,857
Solera Holdings, Inc.	6,536	322,421
SunEdison, Inc.*	24,142	723,536
Synopsys, Inc.*	14,928	744,758
Teradyne, Inc.	20,500	433,575
Tyler Technologies, Inc.*	3,386	411,331
Ultimate Software Group, Inc.*	2,718	439,745
VeriFone Systems, Inc.*	10,831	413,419
Total Technology		14,667,886

Utilities (4.50%)
Alliant Energy Corp.	10,627	651,435
Atmos Energy Corp.	9,617	519,510
Black Hills Corp.	4,587	219,167
California Resources Corp.	32,149	252,370
Cleco Corp.	6,224	337,652
Great Plains Energy, Inc.	14,740	384,272
Hawaiian Electric Industries	9,825	300,056
IDACORP, Inc.	5,182	308,174
MDU Resources Group, Inc.	18,596	389,400
National Fuel Gas Co.	8,065	518,176
OGE Energy Corp.	19,095	601,493
ONE Gas, Inc.	5,500	243,815
Peabody Energy Corp.	27,985	94,589
PNM Resources, Inc.	8,211	218,330
Questar Corp.	16,790	381,133
UGI Corp.	16,518	617,773
Vectren Corp.	7,907	336,601
Westar Energy, Inc.	12,525	459,292
WGL Holdings, Inc.	4,762	274,005
Total Utilities		7,107,243

Total Common Stock (Cost $88,694,347)		156,982,180

Total Investments (Cost $88,694,347) (a) (99.38%)		156,982,180
Other Net Assets (0.62%)		979,334
Net Assets (100.00%)		$157,961,514

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $88,924,730.

At May 31, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	70,088,073
Unrealized depreciation	(2,030,623)
Net unrealized appreciation	68,057,450

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at May 31, 2015:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Value	Unrealized Appreciation
6 / JUN 2015 / Long / CME	913,920	$8,115

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2015

Security Description	Shares	Value
Common Stock (98.94%)

Basic Materials (4.20%)
AK Steel Holding Corp.*	10,905	57,360
A Schulman, Inc.	2,273	97,216
Aceto Corp.	2,128	50,157
American Vanguard Corp.	1,690	23,288
Balchem Corp.	2,418	136,520
Century Aluminum Co.*	4,083	45,648
Clearwater Paper Corp.*	1,452	87,135
Deltic Timber Corp.	890	57,441
Globe Specialty Metals, Inc.	5,105	98,680
Hawkins, Inc.	618	25,190
HB Fuller Co.	3,993	168,144
Innophos Holdings, Inc.	1,783	92,912
Kaiser Aluminum Corp.	1,409	114,312
KapStone Paper and Packaging Corp.	6,415	172,884
Kraton Performance Polymers, Inc.*	2,597	61,679
Materion Corp.	1,549	57,607
Neenah Paper, Inc.	1,306	78,739
OM Group, Inc.	2,552	67,730
PH Glatfelter Co.	3,442	80,853
Quaker Chemical Corp.	1,053	89,905
Rayonier Advanced Materials	3,333	54,961
Schweitzer-Mauduit Internation, Inc.	2,492	100,577
Stepan Co.	1,428	73,485
Stillwater Mining Co.*	9,544	138,293
US Silica Holdings, Inc.	4,272	131,791
Wausau Paper Corp.	3,969	38,817
Zep, Inc.	1,706	34,052
Total Basic Materials		2,235,376

Communications (3.90%)
8X8, Inc.*	6,124	51,074
ADTRAN, Inc.	4,158	71,601
Anixter International, Inc.*	2,129	144,772
Atlantic Tele-Network, Inc.	792	53,104
Black Box Corp.	1,103	22,126
Blucora, Inc.*	3,365	53,369
CalAmp Corp.*	2,670	52,706
Cincinnati Bell, Inc.*	16,654	60,954
ComScore, Inc.*	2,564	145,071
Comtech Telecommunications Corp.	1,234	37,069
Consolidated Communications	3,645	75,524
DHI Group, Inc.*	3,715	31,466
EW Scripps Co./The	3,970	93,017
FTD Cos, Inc.*	1,338	36,835
General Communication, Inc.*	2,942	47,278
Harmonic, Inc.*	6,732	45,845
Harte-Hanks, Inc.	3,096	19,381
HealthStream, Inc.*	1,640	46,527
Iridium Communications, Inc.*	6,143	63,580
Ixia*	4,496	56,560
Liquidity Services, Inc.*	1,721	17,072
LogMeIn, Inc.*	1,815	115,198
Lumos Networks Corp.	1,433	20,449
NETGEAR, Inc.*	2,909	90,150
NIC, Inc.	4,493	75,707
Perficient, Inc.*	2,489	47,092
QuinStreet, Inc.*	1,826	10,828
Scholastic Corp.	1,985	88,233
Sizmek, Inc.*	1,808	12,638
Spok Holdings, Inc.	1,400	24,290
Stamps.com, Inc.*	1,100	74,019
Vasco Data Security International, Inc.*	2,046	54,505
ViaSat, Inc.* (c)	3,352	211,143
XO Group, Inc.*	1,600	25,984
Total Communications		2,075,167

Consumer, Cyclical (15.93%)
Allegiant Travel Co.	1,031	162,352
American Woodmark Corp.*	923	47,387
Arctic Cat, Inc.	1,013	33,510
Barnes & Noble, Inc.*	2,792	65,668
Big 5 Sporting Goods Corp.	1,300	18,889
Biglari Holdings, Inc.*	103	36,389
BJ's Restaurants, Inc.*	1,655	75,766
Blue Nile, Inc.*	1,051	29,018
Bob Evans Farms, Inc.	1,840	84,511
Boyd Gaming Corp.*	6,021	86,161
Buckle, Inc./The	2,109	89,801
Caleres, Inc.	3,087	95,481
Callaway Golf Co.	6,171	58,254
Casey's General Stores, Inc. (c)	3,031	264,273
Cash America International, Inc.	2,136	57,416
Cato Corp.	2,147	80,062
Children's Place, Inc.	1,609	105,229
Christopher & Banks Corp.*	2,906	16,680
Cracker Barrel Old Country Store, Inc.	1,817	256,342
Crocs, Inc.*	6,057	91,097
Daktronics, Inc.	2,848	30,701
DineEquity, Inc.	1,291	126,002
Dorman Products, Inc.*	2,417	112,777
DTS, Inc.*	1,151	36,521
Ethan Allen Interiors, Inc.	1,913	48,016
Finish Line, Inc./The	3,854	100,859
First Cash Financial Services, Inc.*	2,306	107,437
Francesca's Holdings Corp.*	3,184	49,893
Fred's, Inc.	2,610	45,727
G & K Services, Inc.	1,592	110,931
Genesco, Inc.*	1,901	125,827
G-III Apparel Group Ltd.*	2,540	144,424
Group 1 Automotive, Inc.	1,718	141,409
Haverty Furniture Cos, Inc.	1,506	31,641
Hibbett Sports, Inc.*	2,017	93,891
Iconix Brand Group, Inc.*	3,635	93,856
Interface, Inc.	4,469	96,218
Interval Leisure Group, Inc.	2,925	76,109
iRobot Corp.*	2,156	68,884
Jack In The Box, Inc.	2,891	250,968
Kirkland's, Inc.*	1,134	29,790
La-Z-Boy, Inc.	4,175	110,763
Lithia Motors, Inc.	1,798	191,397
Lumber Liquidators Holdings, Inc.*	2,055	41,922
M/I Homes, Inc.*	1,832	42,631
Marcus Corp.	1,435	28,126
MarineMax, Inc.*	1,746	41,764
Marriott Vacations Worldwide Corp.	2,123	187,418
Mens Wearhouse, Inc.	3,470	201,295
Meritage Homes Corp.*	2,930	128,510
Monarch Casino & Resort, Inc.*	600	11,628
Movado Group, Inc.	1,360	35,578
Oxford Industries, Inc.	1,152	87,402
Papa John's International, Inc.	2,235	153,567
Pep Boys-Manny Moe & Jack*	3,995	40,469
Perry Ellis International, Inc.*	700	17,192
PetMed Express, Inc.	1,300	21,697
Pinnacle Entertainment, Inc.*	4,723	174,609
Pool Corp.	3,313	219,586
Popeyes Louisiana Kitchen*	1,798	99,987
Red Robin Gourmet Burgers, Inc.*	1,127	93,981
Regis Corp.*	3,353	54,184
Republic Airways Holdings, Inc.*	3,901	40,804
Ruby Tuesday, Inc.*	4,509	28,136
Ruth's Hospitality Group, Inc.	2,518	37,090
Ryland Group, Inc.	3,717	156,374
ScanSource, Inc.*	2,274	88,459
Scientific Games Corp.*	3,874	58,962
Select Comfort Corp.*	4,000	124,600
Sketchers USA, Inc. - Class A*	3,163	334,867
SkyWest, Inc.	4,099	60,665
Sonic Automotive, Inc.	2,552	59,334
Sonic Corp.	4,191	126,317
Stage Stores, Inc.	2,706	43,810
Standard Motor Products, Inc.	1,648	57,960
Standard Pacific Corp.*	11,967	98,608
Stein Mart, Inc.	2,099	22,291
Steven Madden Ltd.*	4,255	160,754
Superior Industries International, Inc.	1,678	32,369
Texas Roadhouse, Inc. - Class A	4,745	166,170
Toro Co. (c)	4,228	289,153
Tuesday Morning Corp.*	2,971	38,088
Unifi, Inc.*	1,118	36,357
UniFirst Corp./MA	1,214	138,772
United Stationers, Inc.	2,929	113,762
Universal Electronics, Inc.*	1,149	59,541
Vitamin Shoppe, Inc.*	2,435	96,670
VOXX International Corp.*	1,050	8,978
Winnebago Industries, Inc.	2,101	45,655
Wolverine World Wide, Inc.	8,043	236,303
Zumiez, Inc.*	1,661	49,597
Total Consumer, Cyclical		8,470,319

Consumer, Non-Cyclical (18.58%)
Abaxis, Inc.	1,625	86,304
ABIOMED, Inc.*	2,827	168,828
ABM Industries, Inc.	4,145	134,464
Acorda Therapeutics, Inc.*	3,296	100,462
Affymetrix, Inc.*	5,782	67,823
Air Methods Corp.*	2,808	118,385
Albany Molecular Research, Inc.*	1,488	29,983
Almost Family, Inc.*	422	16,205
Amedisys, Inc.*	2,589	80,311
American Public Education, Inc.*	1,343	32,460
American States Water Co.	3,091	118,787
AMN Healthcare Services, Inc.*	3,698	98,330
Amsurg Corp.*	3,603	242,626
Analogic Corp.	900	76,149
Andersons, Inc.	2,002	88,769
Ani Pharmaceuticals, Inc.*	638	32,142
Anika Therapeutics, Inc.*	871	29,379
B&G Foods, Inc.	4,280	132,423
Bio-Reference Laboratories, Inc.*	1,853	61,557
Calavo Growers, Inc.	973	49,088
Cal-Maine Foods, Inc.	2,248	127,439
Cambrex Corp.*	2,432	97,329
Cantel Medical Corp.	2,500	116,400
Capella Education Co.	825	43,948
Cardtronics Inc.*	3,379	123,334
Career Education Corp.*	3,636	13,708
CDI Corp.	1,083	13,397
Central Garden and Pet Co.*	3,900	38,064
Chemed Corp.	1,291	160,329
CONMED Corp.	2,170	120,522
CorVel Corp.*	665	23,874
Cross Country Healthcare, Inc.*	1,840	19,541
Cryolife, Inc.	1,813	19,417
Cyberonics, Inc.*	1,926	123,283
Cynosure, Inc. Class A*	1,336	47,695
DepoMed, Inc.*	4,634	96,665
Diamond Foods, Inc.*	1,842	52,423
Emergent Biosolutions, Inc.*	2,156	68,690
Ensign Group, Inc.	1,469	68,118
Examworks Group, Inc.*	2,695	110,172
ExlService Holdings, Inc.*	2,315	83,109
Forrester Research, Inc.	996	33,874
Greatbatch, Inc.*	1,966	102,193
Green Dot Corp. Class A*	2,470	36,186
Haemonetics Corp.*	4,139	171,023
Hanger, Inc.*	2,615	60,119
Healthcare Services Group, Inc.	5,593	168,965
Healthways, Inc.*	2,801	42,463
Heartland Payment Systems, Inc.	2,928	156,502
Heidrick & Struggles International, Inc.	972	24,436
Helen of Troy Ltd.*	2,029	177,517
ICU Medical, Inc.*	981	95,157
Impax Laboratories, Inc.*	5,175	243,277
Insperity, Inc.	1,811	95,295
Integra LifeSciences Holdings Corp.*	1,887	126,750
Inter Parfums, Inc.	1,357	45,365
Intrepid Potash, Inc.*	4,376	50,849
Invacare Corp.	2,104	45,720
IPC The Hospitalist Co. Inc.*	1,267	62,552
J & J Snack Foods Corp.	1,163	125,371
Kelly Services, Inc.	2,051	31,832
Kindred Healthcare, Inc.	6,343	145,318
Korn/Ferry International	3,967	127,301
Landauer, Inc.	760	25,901
Lannett Co. Inc.*	2,208	122,831
LHC Group, Inc.*	1,000	36,760
Ligand Pharmaceuticals, Inc. Class B*	1,353	119,213
Luminex Corp.*	2,720	45,614
Magellan Health, Inc.*	2,025	136,951
Masimo Corporation*	3,725	130,748
Matthews International Corp.	2,180	108,237
Medicines Co.*	5,160	146,338
Medifast, Inc.*	932	30,001
Meridian Bioscience, Inc.	3,315	60,333
Merit Medical Systems, Inc.*	3,045	62,605
Molina Healthcare, Inc.*	2,131	155,009
Momenta Pharmaceuticals, Inc.*	3,238	64,274
Monro Muffler Brake, Inc.	2,383	140,621
Monster Worldwide, Inc.*	8,505	51,625
Natus Medical, Inc.*	2,086	81,479
Navigant Consulting, Inc.*	3,915	53,283
Neogen Corp.*	2,920	136,481
Nutrisystem, Inc.	2,287	52,052
NuVasive, Inc.*	3,664	185,215
On Assignment, Inc.*	3,705	138,900
Outerwall, Inc.	1,497	114,760
PAREXEL International Corp.* (c)	4,161	276,582
PharMerica Corp.*	2,371	78,859
Prestige Brands Holdings, Inc.*	4,132	181,477
Providence Service Corp.*	925	44,456
Repligen, Inc.*	2,393	97,539
Resources Connection, Inc.	2,990	46,913
Sagent Pharmaceuticals, Inc.*	1,763	39,368
Sanderson Farms, Inc.	1,620	132,079
Select Medical Holdings Corp.	7,557	123,557
Seneca Foods Corp.*	660	18,612
Snyder's - Lance, Inc.	3,905	116,642
SpartanNash Co.	3,009	94,061
Spectrum Pharmaceuticals, Inc.*	3,664	22,973
Strayer Education, Inc.*	818	37,489
SurModics, Inc.*	809	19,966
TeleTech Holdings, Inc.	1,320	33,554
Thermage, Inc.*	2,778	142,400
TrueBlue, Inc.*	3,279	93,386
Universal Corp./VA	1,760	90,622
Universal Technical Institute, Inc.	1,300	10,920
Vascular Solutions, Inc.*	1,188	38,764
Viad Corp.	1,409	37,818
WD-40 Co.	1,126	95,001
West Pharmaceutical Services, Inc. (c)	5,612	303,831
Total Consumer, Non-Cyclical		9,876,097

Energy (2.41%)
Approach Resources, Inc.*	2,642	18,520
Basic Energy Services, Inc.*	2,136	18,605
Bill Barrett Corp.*	3,854	34,031
Bonanza Creek Energy, Inc.*	2,994	62,215
CARBO Ceramics, Inc.	1,539	65,638
Carrizo Oil & Gas, Inc.*	3,301	165,578
Comstock Resources, Inc.	3,549	12,563
Contango Oil & Gas Co.*	1,147	15,806
Exterran Holdings, Inc.	4,618	152,671
Flotek Industries, Inc.*	3,643	41,858
Geospace Technologies Corp.*	1,047	21,547
Gulf Island Fabrication, Inc.	900	10,134
Hornbeck Offshore Services, Inc.*	2,592	57,672
ION Geophysical Corp.*	10,598	15,049
Matrix Service Co.*	1,964	33,133
Newpark Resources, Inc.*	6,584	55,832
Northern Oil and Gas, Inc.*	4,291	29,308
PDC Energy, Inc.*	2,845	169,677
Penn Virginia Corp.*	3,836	17,837
PetroQuest Energy, Inc.*	4,015	6,946
Pioneer Energy Services Corp.*	4,989	35,023
SEACOR Holdings, Inc.*	1,309	91,787
Synergy Resources Corp.*	7,037	80,996
Tesco Corp.	2,282	27,430
TETRA Technologies, Inc.*	6,294	39,589
Total Energy		1,279,445

Financial (22.44%)
Acadia Reality Trust	4,460	138,349
Agree Realty Corp.	1,193	36,160
American Assets Trust, Inc. (c)	2,586	101,759
American Equity Investment Life Holding	5,982	152,003
AMERISAFE, Inc.	1,485	63,469
Associated Estates Realty Corp.	4,593	131,314
Astoria Financial Corp.	6,844	89,725
Bank Mutual Corp.	3,500	24,850
Bank of the Ozarks, Inc.	5,146	226,270
Banner Corp.	1,468	66,089
BBCN Bancorp, Inc.	6,338	91,267
BofI Holding, Inc.*	979	92,183
Boston Private Financial Holdings, Inc.	6,381	80,018
Brookline Bancorp, Inc.	4,990	54,591
Calamos Asset Management, Inc. Class A	1,436	17,591
Capstead Mortgage Corp.	7,205	85,235
Cardinal Financial Corp.	2,277	46,997
CareTrust REIT, Inc.	2,252	29,366
Cedar Realty Trust, Inc.	5,432	36,666
Central Pacific Financial Co.	2,063	48,315
Chesapeake Lodging Trust	4,505	139,970
City Holding Co.	1,180	53,289
Columbia Banking System, Inc.	4,091	123,589
Community Bank System, Inc.	3,233	114,157
CoreSite Realty Corp.	1,546	72,971
Cousins Properties, Inc.	14,724	142,087
CVB Financial Corp.	7,507	123,115
DiamondRock Hospitality Co.	15,595	205,386
Dime Community Bancshares, Inc.	2,343	38,402
EastGroup Properties, Inc.	2,466	137,184
Education Realty Trust, Inc.	3,739	123,163
Ehealth, Inc.*	1,639	21,373
Employers Holdings, Inc.	2,392	54,107
Encore Capital Group, Inc.*	1,870	74,258
Enova International, Inc.*	1,954	38,103
EPR Properties	4,222	243,483
Evercore Partners, Inc. Class A	2,768	141,085
Financial Engines, Inc.	4,069	174,560
First Commonwealth Financial Corp.	7,457	67,859
First Financial Bancorp	4,588	79,694
First Financial Bankshares, Inc.	4,850	146,131
First Midwest Bancorp, Inc./IL	6,005	106,649
FNB Corp./PA	13,218	178,311
Forestar Group, Inc.*	2,556	34,123
Franklin Street Properties Corp.	6,954	80,736
Geo Group, Inc./The	5,752	218,173
Getty Realty Corp.	2,131	35,865
Glacier Bancorp, Inc.	5,938	167,095
Government Properties Income Trust	4,366	85,224
Greenhill & Co. Inc.	2,083	81,112
Hanmi Financial Corporation	2,533	56,043
HCI Group, Inc.	756	32,682
Healthcare Realty Trust, Inc.	7,658	182,414
HFF, Inc. Class A	2,644	106,395
Home Bancshares, Inc.	3,793	129,379
Horace Mann Educators Corp.	3,236	111,383
Independent Bank Corp.	1,897	85,574
Infinity Property & Casualty Corp.	917	66,345
Inland Real Estate Corp.	6,298	63,862
Interactive Brokers Group, Inc. Class A	3,759	134,196
Investment Technology Group, Inc.	2,751	73,892
Kite Realty Group Trust	6,342	171,551
Legacy Texas Financial Group	2,868	74,396
LTC Properties, Inc.	2,776	116,842
MarketAxess Holdings, Inc.	2,835	250,750
MB Financial, Inc.	5,061	163,065
Meadowbrook Insurance Group, Inc.	3,842	32,734
Medical Properties Trust, Inc.	13,583	184,185
Montpelier Re Holdings	2,885	109,832
National Penn Bancshares, Inc.	8,667	92,737
Navigators Group, Inc.*	800	62,096
NBT Bancorp, Inc.	3,500	86,170
Northwest Bancshares, Inc.	7,350	88,935
OFG Bancorp	3,471	45,609
Old National Bancorp	8,421	114,610
Oritani Financial Corp.	2,767	40,730
Parkway Properties, Inc.	5,767	99,135
Pennsylvania Real Estate Investment Trust	5,127	114,435
Pinnacle Financial Partners, Inc.	2,491	123,329
Piper Jaffray Cos*	1,290	61,172
Portfolio Recovery Associates, Inc.*	3,681	208,934
Post Properties, Inc. (c)	4,146	235,534
PrivateBancorp, Inc.	5,208	198,581
ProAssurance Corp.	4,239	191,518
Provident Financial Services, Inc.	4,009	72,884
PS Business Parks, Inc.	1,606	117,399
Retail Opportunity Investments Corp.	5,046	82,401
RLI Corp.	2,743	133,502
S&T Bancorp, Inc.	2,372	64,257
Sabra Health Care REIT, Inc.	3,664	97,096
Safety Insurance Group, Inc.	1,100	61,380
Saul Centers, Inc.	1,009	50,823
Selective Insurance Group, Inc.	4,480	121,453
Simmons First National Corp.	1,247	53,671
Southside Bancshares, Inc.	1,811	48,625
Sovran Self Storage, Inc. (c)	2,595	236,690
Sterling Bancorp	6,060	81,871
Stewart Information Services Corp.	1,570	58,985
Summit Hotel Properties	6,699	89,499
Susquehanna Bancshares, Inc.	13,833	192,140
Talmer Bancorp, Inc.	4,500	71,505
Texas Capital Bancshares, Inc.*	3,411	185,558
Tompkins Financial Corp.	814	41,514
TrustCo Bank Corp.	6,679	45,150
UMB Financial Corp.	2,995	155,111
United Bankshares, Inc.	4,806	181,955
United Community Banks, Inc.	3,286	62,927
United Fire Group, Inc.	1,500	45,765
Universal Health Realty Income Trust	1,025	49,098
Universal Insurance Holdings, Inc.	2,216	56,574
Urstadt Biddle Properties, Inc.	1,911	38,449
Virtus Investment Partners, Inc.	559	69,545
WageWorks, Inc.*	2,388	102,397
Walker & Dunlop, Inc.*	2,126	52,342
Westamerica Bancorporation	1,993	91,200
Wilshire Bancorp, Inc.	5,418	59,815
Wintrust Financial Corp.	3,686	184,669
World Acceptance Corp.*	687	56,039
Total Financial		11,934,805

Industrial (16.85%)
AAON, Inc.	3,150	74,561
AAR Corp.	2,949	87,113
Actuant Corp.	4,684	110,074
Advanced Energy Industries, Inc.*	2,791	79,599
Aegion Corp.*	2,910	51,856
Aerojet Rocketdyne Holdings*	4,651	96,508
Aerovironment, Inc.*	1,484	38,361
Albany International Corp.	2,105	83,316
AM Castle & Co.*	1,282	7,692
American Science & Engineering, Inc.	603	23,595
Apogee Enterprises, Inc.	2,162	116,164
Applied Industrial Technologie, Inc.	3,348	141,855
ArcBest Corp.	1,834	62,704
Astec Industries, Inc.	1,495	61,818
Atlas Air Worldwide Holdings, Inc.*	1,868	101,769
AZZ, Inc.	1,917	91,882
Badger Meter, Inc.	1,149	74,133
Barnes Group, Inc.	3,766	151,619
Bel Fuse, Inc. Class B	579	12,970
Benchmark Electronics, Inc.*	4,413	102,558
Boise Cascade Co.*	2,420	85,765
Brady Corp.	3,802	96,191
Briggs & Stratton Corp.	3,633	69,354
Brink's Co.	3,780	120,809
Bristow Group, Inc.	2,639	153,062
Calgon Carbon Corp.	4,071	84,514
Celadon Group, Inc.	1,713	39,947
Checkpoint Systems, Inc.	2,878	28,118
CIRCOR International, Inc.	1,405	74,915
Coherent, Inc.*	1,981	123,297
Comfort Systems USA, Inc.	2,808	63,040
CTS Corp.	2,535	47,785
Cubic Corp.	1,666	79,635
Curtiss-Wright Corp.	3,629	261,611
Darling Ingredients, Inc.*	13,108	205,796
Drew Industries, Inc.	1,638	100,573
DXP Enterprises, Inc.*	844	34,612
Dycom Industries, Inc.*	2,696	155,236
Echo Global Logistics, Inc.*	1,817	58,471
Emcor Group, Inc.	4,783	217,005
Encore Wire Corp.	1,400	61,152
EnerSys (c)	3,355	223,577
EnPro Industries, Inc.	1,812	109,590
Era Group, Inc.*	1,546	32,466
ESCO Technologies, Inc.	1,989	74,190
Exponent, Inc.	1,013	86,227
Fabrinet*	2,098	38,142
FARO Technologies, Inc.*	1,287	56,152
Federal Signal Corp.	5,009	74,534
Forward Air Corp.	2,451	127,133
Franklin Electric Co. Inc.	3,119	109,758
General Cable Corp.	3,928	74,200
Gibraltar Industries Co.*	2,171	38,904
Griffon Corp.	3,366	53,755
Haynes International, Inc.	988	46,584
Headwaters, Inc.*	5,502	104,428
Heartland Express, Inc.	3,988	84,745
Hillenbrand, Inc.	5,030	154,522
Hub Group, Inc.*	2,780	117,928
II-VI, Inc.*	4,346	81,140
John Bean Technologies Corp	2,067	77,657
Kaman Corp. Class A	2,142	90,735
Knight Transportation, Inc.	4,825	137,995
Koppers Holdings, Inc.	1,485	38,343
Lindsay Corp.	1,030	82,956
Littelfuse, Inc.	1,791	173,190
LSB Industries, Inc.*	1,435	61,031
Lydall, Inc.*	1,260	34,537
Matson, Inc.	3,425	137,959
Methode Electronics, Inc.	2,833	132,953
Mobile Mini, Inc.	3,247	128,841
Moog, Inc. Class A*	3,026	207,674
Mueller Industries, Inc.	4,323	150,700
Myers Industries, Inc.	1,890	32,678
National Presto Industries, Inc.	327	22,727
Newport Corp.*	3,123	58,993
Olympic Steel, Inc.	500	8,770
Orion Marine Group, Inc.*	1,870	14,044
OSI Systems, Inc.*	1,494	107,927
Park Electrochemical Corp.	1,665	35,764
PGT, Inc.*	2,502	29,924
Plexus Corp.*	2,707	123,114
Powell Industries, Inc.	737	26,738
Quanex Building Products Corp.	2,706	48,140
Roadrunner Transportation Systems, Inc.*	1,931	48,024
Rofin-Sinar Technologies, Inc.*	2,059	58,579
Rogers Corp.*	1,426	103,029
RTI International Metals, Inc.*	2,437	85,953
Saia, Inc.*	1,827	74,797
Sanmina Corp.*	6,474	140,227
Simpson Manufacturing Co. Inc.	3,278	111,190
Standex International Corp.	1,018	81,450
Sturm Ruger & Co, Inc.	1,455	78,192
Taser International, Inc.*	3,987	125,909
Tennant Co.	1,475	94,046
Tetra Tech, Inc.	4,683	122,507
Tredegar Corp.	1,893	37,576
TTM Technologies, Inc.*	4,103	40,538
Universal Forest Products, Inc.	1,591	88,078
US Ecology, Inc.	1,683	77,603
UTi Worldwide, Inc.*	7,271	69,947
Vicor Corp.*	1,051	14,325
Watts Water Technologies, Inc.	2,282	121,243
Total Industrial		8,955,613

Technology (10.78%)
Agilysys, Inc.*	1,491	13,464
Blackbaud, Inc.	3,679	188,586
Bottomline Technologies de, Inc.*	2,973	78,279
Cabot Microelectronics Corp.*	1,949	90,005
CACI International, Inc.*	1,835	157,113
CEVA, Inc.*	1,529	31,406
Ciber, Inc.*	5,122	17,210
Cirrus Logic, Inc.*	4,885	184,409
Cohu, Inc.	1,484	19,900
Computer Programs & Systems, Inc.	791	41,393
CSG Systems International, Inc.	2,543	79,316
Dealertrack Technologies, Inc.*	3,459	144,240
Digi International, Inc.*	1,689	16,822
Diodes, Inc.*	2,906	76,951
DSP Group, Inc.*	1,496	16,725
Ebix, Inc.	2,228	79,317
Electronics For Imaging, Inc.*	3,746	161,940
Engility Holdings, Inc.	1,374	38,362
Epiq Systems, Inc.	2,381	39,929
Exar Corp.*	3,573	38,803
iGATE Corp.*	2,343	111,316
Insight Enterprises, Inc.*	3,311	97,112
Interactive Intelligence Group, Inc.*	1,258	54,383
J2 Global, Inc.	3,547	235,556
Kopin Corp.*	3,225	11,223
Kulicke & Soffa Industries, Inc.*	6,095	80,820
LivePerson, Inc.*	3,930	37,610
Manhattan Associates, Inc.*	5,638	309,243
ManTech International Corp. Class A	1,891	53,856
MaxLinear, Inc.*	1	8
MedAssets, Inc.*	4,686	97,797
Medidata Solutions, Inc.* (c)	4,062	235,637
Mercury Systems, Inc.*	2,653	36,213
Micrel, Inc.	3,300	45,936
Microsemi Corp.*	7,223	262,845
MicroStrategy, Inc. Class A*	680	119,666
MKS Instruments, Inc.	4,259	160,607
Monolithic Power Systems, Inc.	2,808	153,317
Monotype Imaging Holdings, Inc.	2,918	75,693
MTS Systems Corp.	1,174	79,879
Nanometrics, Inc.*	1,800	27,972
NetScout Systems, Inc.*	2,967	118,917
Omnicell, Inc.*	2,621	96,925
Pericom Semiconductor Corp.	1,192	15,603
Power Integrations, Inc.	2,413	122,484
Progress Software Corp.*	3,848	101,318
QLogic Corp.*	6,441	99,964
Quality Systems, Inc.	3,273	51,844
Rudolph Technologies, Inc.*	2,269	28,907
Super Micro Computer, Inc.*	2,442	81,709
Sykes Enterprises, Inc.*	2,956	71,624
Synaptics, Inc.*	2,838	282,778
Synchronoss Technologies, Inc.*	2,264	99,707
SYNNEX Corp.	2,107	174,186
Take-Two Interactive Software, Inc.*	6,408	175,387
Tangoe, Inc.*	2,294	29,157
Tessera Technologies, Inc.	3,684	142,018
Ultratech, Inc.*	2,234	44,546
Veeco Instruments, Inc.*	3,179	96,260
Virtusa Corp.*	2,071	94,231
Total Technology		5,728,424

Utilities (3.85%)
ALLETE, Inc.	3,036	152,863
Arch Coal, Inc.*	16,319	7,996
Avista Corp.	4,356	139,392
El Paso Electric Co.	3,223	117,221
FutureFuel Corp.	1,732	20,784
Green Plains, Inc.	2,507	82,380
Laclede Group, Inc./The	3,288	175,941
New Jersey Resources Corp.	6,722	202,131
Northwest Natural Gas Co.	2,162	96,641
NorthWestern Corp.	3,093	160,898
Piedmont Natural Gas Co. Inc. (c)	6,218	231,869
South Jersey Industries, Inc.	5,224	137,861
Southwest Gas Corp. (c)	3,709	201,992
SunCoke Energy, Inc.	5,562	90,438
UIL Holdings Corp. (c)	4,504	228,308
Total Utilities		2,046,715

Total Common Stock (Cost $35,798,914)		52,601,961

Total Investments (Cost $35,798,914) (a) (98.94%)		52,601,961
Other Net Assets (1.06%)		561,017
Net Assets (100.00%)		53,162,978

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $35,798,914.

At May 31, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	19,520,224
Unrealized depreciation	(2,717,177)
Net unrealized appreciation	16,803,047

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at May 31, 2015:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Value	Unrealized Depreciation
4 / JUN 2015 / Long / ICE	497,720	(3,530)

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
5/31/2015

Security Description	Shares	Value
Common Stock (97.39%)

Basic Materials (4.25%)
Chemicals (4.25%)
EI Du Pont de Nemours & Co.	19,286	1,369,499
PPG Industries, Inc.	18,800	4,303,132
Praxair, Inc.	15,167	1,863,418
Sensient Technologies Corp.	17,000	1,150,900
Total Basic Materials		8,686,949

Communications (3.76%)
Media (0.23%)
Walt Disney Co.	4,203	463,885

Telecommunications (3.53%)
AT&T, Inc.	86,469	2,986,639
Keysight Technologies, Inc.*	4,935	162,164
Rogers Communications - Class B	20,140	691,205
Verizon Communications, Inc.	68,242	3,373,885
		7,213,893

Total Communications		7,677,778

Consumer, Cyclical (6.59%)
Auto Manufacturers (1.18%)
Ford Motor Co.	158,000	2,396,860
Remy International, Inc.	291	6,431
		2,403,291

Retail (5.41%)
Home Depot, Inc.	46,150	5,142,034
McDonald's Corp.	25,868	2,481,517
Target Corp.	43,339	3,437,649
		11,061,200

Total Consumer, Cyclical		13,464,491

Consumer, Non-Cyclical (22.85%)
Agriculture (2.66%)
Altria Group, Inc.	52,900	2,708,480
Reynolds American, Inc.	35,584	2,731,072
		5,439,552
Biotechnology (4.07%)
Celgene Corp.*	35,214	4,029,890
Gilead Sciences, Inc.*	38,000	4,266,260
		8,296,150

Commercial Services (0.78%)
Halyard Health, Inc.*	2,100	86,982
Moody's Corp.	13,992	1,512,535
		1,599,517

Cosmetics / Personal Care (2.49%)
Colgate-Palmolive Co.	20,400	1,362,516
Procter & Gamble Co.	47,580	3,729,796
		5,092,312

Food (0.80%)
Conagra Foods, Inc.	42,450	1,638,995

Healthcare - Products (1.50%)
Baxter International, Inc.	45,886	3,056,466

Healthcare - Services (3.87%)
Aetna, Inc.	20,984	2,475,482
Anthem, Inc.	32,300	5,421,555
		7,897,037

Household Products / Wares (0.90%)
Kimberly-Clark Corp.	16,800	1,828,848

Pharmaceuticals (5.78%)
Abbott Laboratories	41,610	2,022,246
AbbVie, Inc.	41,610	2,770,810
Amerisource Bergen Corp.	45,612	5,134,087
Merck & Co. Inc.	30,900	1,881,501
		11,808,644

Total Consumer, Non-Cyclical		46,657,521

Energy (12.35%)
Oil & Gas Producers (9.60%)
Anadarko Petroleum Corp.	21,340	1,784,237
BP PLC ADR	72,443	3,003,487
Chevron Corp.	56,524	5,821,972
ConocoPhillips	19,648	1,251,185
Devon Energy Corp.	15,952	1,040,389
Exxon Mobil Corp.	43,236	3,683,707
Royal Dutch Shell PLC-ADR A	50,500	3,015,860
		19,600,837

Oil & Gas Services (2.44%)
Baker Hughes, Inc.	27,455	1,769,749
Schlumberger Ltd.	35,500	3,222,335
		4,992,084

Pipelines (0.31%)
Spectra Energy Corp.	18,000	633,060

Total Energy		25,225,981

Financial (20.54%)
Banks (15.52%)
Bank of America Corp.	180,000	2,970,000
Bank of New York Mellon Corp.	21,450	930,072
Citigroup, Inc.	60,000	3,244,800
Goldman Sachs Group, Inc.	28,950	5,969,201
JPMorgan Chase & Co.	110,198	7,248,824
Morgan Stanley	70,450	2,691,190
State Street Corp.	14,400	1,122,192
US Bancorp/MN	60,600	2,612,466
Wells Fargo & Co.	87,889	4,918,268
		31,707,013

Diversified Financial Services (2.15%)
Blackrock, Inc. Class A	9,000	3,292,021
FNFV Group*	1,629	25,021
Intercontinental Exchange, Inc.	4,504	1,066,457
		4,383,499

Insurance (2.87%)
Arthur J Gallagher & Co.	32,400	1,569,780
Aspen Insurance Holdings Ltd.	26,315	1,219,963
Marsh & McLennan Co.'s, Inc.	13,600	791,928
Principal Financial Group, Inc.	28,150	1,455,074
StanCorp Financial Group, Inc.	11,150	827,553
		5,864,298

Total Financial		41,954,810

Industrial (10.93%)
Aerospace/Defense (3.95%)
Boeing Co.	17,000	2,388,840
Northrop Grumman Corp.	8,600	1,368,948
Rockwell Collins, Inc.	12,400	1,180,356
United Technologies Corp.	26,500	3,105,005
		8,043,149

Electronics (0.20%)
Agilent Technologies, Inc.	9,870	406,545

Machinery - Construction & Mining (1.18%)
Caterpillar, Inc.	28,342	2,418,139

Miscellaneous Manufacturing (3.47%)
3M Co.	23,812	3,788,013
Danaher Corp.	38,300	3,306,056
		7,094,069

Transportation (2.13)%
FedEx Corp.	4,830	836,653
Seaspan Corp.	25,000	499,000
Union Pacific Corp.	10,950	1,104,965
United Parcel Service, Inc. Class B	19,260	1,910,977
		4,351,595

Total Industrial		22,313,497

Technology (11.17%)
Computers (2.02%)
EMC Corp./MA	29,720	782,825
Hewlett Packard Co.	50,000	1,670,000
International Business Machines Corp.	9,860	1,672,749
		4,125,574

Semiconductors (5.18%)
Analog Devices, Inc.	14,040	954,158
Intel Corp.	122,563	4,223,522
KLA-Tencor Corp.	10,440	622,850
Linear Technology Corp.	26,180	1,252,713
QUALCOMM, Inc.	26,775	1,865,682
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	30,000	728,400
Texas Instruments, Inc.	16,500	922,680
		10,570,005

Software (3.97%)
Microsoft Corp.	77,733	3,642,568
Oracle Corp.	64,130	2,789,014
Paychex, Inc.	34,000	1,679,940
		8,111,522

Total Technology		22,807,101

Utilities (4.95%)
Electric (4.53%)
Ameren Corp.	1,990	80,058
Consolidated Edison, Inc.	31,700	1,960,328
DTE Energy Co.	7,000	554,610
Duke Energy Corp.	26,999	2,044,634
Exelon Corp.	18,746	634,177
FirstEnergy Corp.	23,574	841,120
NextEra Energy, Inc.	11,200	1,146,208
PG&E Corp.	15,000	802,050
Pinnacle West Capital Corp.	11,000	670,120
Southern Co.	11,500	502,435
		9,235,740

Gas (0.42%)
Sempra Energy	8,050	865,134

Total Utilities		10,100,874

Total Common Stock (Cost $102,358,525)		198,889,002

Preferred Stock (0.93%)
Amerityre Corp Preferred Conv.	2,000,000	1,900,000
Total Preferred Stock (Cost $2,000,000)		1,900,000

Total Investments (Cost $104,358,525) (a) (98.32%)		200,789,002
Other Net Assets (1.68%)		3,436,856
Net Assets (100.00%)		204,225,858

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $104,583,603.

At May 31, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	97,172,204
Unrealized depreciation	(966,805)
Net unrealized appreciation	96,205,399

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

EUROPEAN GROWTH AND INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2015

Security Description	Shares	Value
Common Stock (98.92%)

Basic Materials (5.19%)
Chemicals (2.94%)
BASF SE ADR	3,488	323,652

Mining (2.25%)
BHP Billiton Ltd.	1,900	84,797
Rio Tinto PLC	3,600	157,572
South32 Ltd.*	760	6,285
		248,654

Total Basic Materials		572,306

Communications (4.86%)
Telecommunications (4.86%)
Deutsche Telekom AG ADR	11,525	198,461
Telefonica SA ADR	23,857	337,815
Total Communications		536,276

Consumer, Cyclical (6.29%)
Apparel (3.01%)
LVMH Moet Hennessy Louis Vuitton SA ADR	9,300	332,475

Auto Manufacturers (3.28%)
Daimler AG	3,835	361,104

Total Consumer, Cyclical		693,579

Consumer, Non-Cyclical (46.83%)
Agriculture (4.11%)
British America Tobacco PLC ADR	4,100	453,952

Beverages (7.34%)
Anheuser-Busch InBev	4,200	506,352
Diageo PLC Sponsored ADR	2,735	303,476
		809,828

Food (8.77%)
Nestle SA Sponsored ADR	8,912	690,145
Unilever NV	6,508	277,892
		968,037

Pharmaceuticals (26.61%)
AstraZeneca PLC Sponsored ADR	4,100	276,955
Bayer AG	4,115	587,663
Glaxosmithkline PLC ADR	8,050	357,179
Novartis AG Sponsored ADR	7,157	735,239
Roche Holding AG	15,564	598,591
Sanofi ADR	7,700	380,457
		2,936,084

Total Consumer, Non-Cyclical		5,167,901

Energy (9.35%)
Oil & Gas (9.35%)
Eni SpA ADR	7,482	268,978
Royal Dutch Shell PLC ADR A	7,220	431,178
Total SA ADR	6,558	331,113
Total Energy		1,031,269

Financial (20.38%)
Banks (8.13%)
Banco Bilbao Vizcaya Argentari SA ADR	15,221	150,536
Banco Santander SA ADR	51,078	362,652
BNP Paribas SA ADR	5,452	165,359
Deutsche Bank AG	3,484	105,252
HSBC Holdings PLC ADR	2,381	113,098
		896,897

Diversified Financial Services (2.31%)
UBS Group AG	11,792	254,471

Insurance (9.94%)
Allianz SE ADR	18,157	286,517
AXA SA ADR	18,984	480,865
ING Groep NV ADR	20,000	329,600
		1,096,982

Total Financial		2,248,350

Industrial (3.56%)
Miscellaneous Manufacturing (3.56%)
Siemens AG ADR	3,735	393,296
Total Industrial		393,296

Technology (2.46%)
Software (2.46%)
SAP SE ADR	3,667	270,991
Total Technology		270,991

Total Common Stock (Cost $8,586,588)		10,913,968

Total Investments (Cost $8,586,588) (a) (98.92%)		10,913,968
Other Net Assets (1.08%)		118,690
Net Assets (100.00%)		11,032,658

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $8,586,588.

At May 31, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	3,245,711
Unrealized depreciation	(918,331)
Net unrealized appreciation	2,327,380

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2015

Security Description	Shares	Value
Common Stock (98.66%)

Basic Materials (0.30%)
Chemicals (0.30%)
Sigma-Aldrich Corp.	5,104	710,987
Total Basic Materials		710,987

Communications (30.98%)
Internet (18.64%)
Amazon.Com, Inc.* (c)	21,194	9,097,100
Baidu, Inc. ADR*	13,471	2,659,175
EBay, Inc.*	57,121	3,504,945
Facebook, Inc. Class A*	102,365	8,106,284
Google, Inc.*	11,702	6,226,751
Google, Inc. Class A*	9,356	5,102,014
Liberty Interactive Corp.*	19,162	535,961
Liberty Interactive Corp. Ventures A*	8,022	332,913
Netflix, Inc.*	3,050	1,903,383
Priceline Group, Inc.*	2,447	2,867,982
Symantec Corp.	31,080	765,345
TripAdvisor, Inc.*	5,576	425,226
Yahoo! Inc.*	47,116	2,022,926
		43,550,005

Media (8.54%)
Charter Communications, Inc. Class A*	4,879	873,439
Comcast Corp.	98,734	5,771,990
Comcast Corp. Class A-Spl	21,579	1,251,582
DIRECTV*	23,923	2,177,950
Discovery Communications, Inc.*	6,364	215,994
Discovery Communications, Inc. Class C*	12,313	387,182
DISH Network Corp.*	10,045	711,086
Liberty Global PLC A*	10,761	619,080
Liberty Global PLC C*	31,976	1,718,710
Liberty Media Corp.*	4,477	171,536
Liberty Media Corp. Class C*	9,801	372,046
Sirius XM Holdings, Inc.*	235,483	908,964
Twenty-First Century Fox, Inc. Class A	64,600	2,170,560
Twenty-First Century Fox, Inc. Class B	40,844	1,365,823
Viacom, Inc.	18,587	1,243,099
		19,959,041

Telecommunications (3.80%)
Cisco Systems, Inc.	234,935	6,885,944
SBA Communications Corp. Class A*	5,654	632,174
VimpelCom Ltd. ADR	80,357	499,017
Vodafone Group PLC (New)	22,287	869,862
		8,886,997

Total Communications		72,396,043

Consumer, Cyclical (9.46%)
Airlines (0.64%)
American Airlines Group, Inc.	35,051	1,485,111

Auto Manufacturers (1.22%)
PACCAR, Inc.	18,556	1,179,419
Tesla Motors, Inc.*	6,625	1,661,550
		2,840,969

Distribution / Wholesale (0.23%)
Fastenal Co.	12,705	527,385

Lodging (0.69%)
Marriott International, Inc./DE	14,924	1,163,923
Wynn Resorts Ltd.	4,544	457,535
		1,621,458
Retail (6.52%)
Bed Bath & Beyond, Inc.*	7,939	566,209
Costco Wholesale Corp.	21,189	3,021,340
Dollar Tree, Inc.*	8,929	669,586
O'Reilly Automotive, Inc.*	4,592	1,008,082
Ross Stores, Inc.	9,507	919,042
Staples, Inc.	27,420	451,470
Starbucks Corp.	71,310	3,705,266
Tractor Supply Co.	5,826	507,678
Walgreens Boots Alliance, Inc.	51,252	4,399,472
		15,248,145

Toys / Games / Hobbies (0.16%)
Mattel, Inc.	14,521	374,787

Total Consumer, Cyclical		22,097,855

Consumer, Non-Cyclical (19.95%)
Beverages (0.75%)
Keurig Green Mountain, Inc.	6,943	598,764
Monster Beverage Corp.*	9,113	1,159,903
		1,758,667

Biotechnology (12.53%)
Alexion Pharmaceuticals, Inc.*	10,342	1,694,433
Amgen, Inc.	35,190	5,498,789
Biogen Idec, Inc.*	11,034	4,380,388
Celgene Corp.*	37,702	4,314,617
Gilead Sciences, Inc.*	68,431	7,682,749
Illumina, Inc.*	7,615	1,569,299
Regeneron Pharmaceuticals, Inc.*	4,970	2,547,423
Vertex Pharmaceuticals, Inc.*	12,194	1,564,368
		29,252,066

Commercial Services (1.09%)
Automatic Data Processing, Inc.	23,840	2,038,559
Verisk Analytics, Inc.*	7,068	512,995
		2,551,554

Food (2.72%)
Kraft Foods Group, Inc.	28,379	2,396,607
Mondelez International, Inc. Class A	79,373	3,301,122
Whole Foods Market, Inc.	16,224	669,078
		6,366,807

Healthcare - Products (0.55%)
Henry Schein, Inc.*	3,609	511,287
Intuitive Surgical, Inc.*	1,594	777,474
		1,288,761

Pharmaceuticals (2.31%)
Catamaran Corp.*	8,892	532,186
Express Scripts Holding Co.*	35,015	3,051,208
Mylan NV*	24,921	1,810,012
		5,393,406

Total Consumer, Non-Cyclical		46,611,261

Industrial (0.70%)
Electronics (0.16%)
Garmin Ltd.	8,195	372,709

Environmental Control (0.21%)
Stericycle, Inc.*	3,639	499,635

Transportation (0.33%)
C H Robinson Worldwide, Inc.	6,269	386,985
Expeditors International of Washington	8,272	379,188
		766,173

Total Industrial		1,638,517

Technology (37.27%)
Computers (15.01%)
Apple, Inc. (c)	229,857	29,945,770
Cognizant Technology Solutions Class A*	31,054	2,009,815
NetApp, Inc.	13,358	446,157
Sandisk Corp.	9,618	657,679
Seagate Technology PLC	14,148	787,195
Western Digital Corp.	12,625	1,229,170
		35,075,786

Semiconductors (11.83%)
Altera Corp.	13,063	638,128
Analog Devices, Inc.	13,466	915,149
Applied Materials, Inc.	66,330	1,335,223
Avago Technologies Ltd.	12,820	1,898,257
Broadcom Corp.	29,644	1,685,261
Intel Corp.	217,513	7,495,498
KLA-Tencor Corp.	7,049	420,543
Lam Research Corp.	6,812	560,287
Linear Technology Corp.	10,223	489,171
Micron Technology, Inc.*	55,960	1,562,963
NVIDIA Corp.	23,295	515,518
NXP Semiconductor NV*	12,574	1,411,432
QUALCOMM, Inc.	76,742	5,347,383
Texas Instruments, Inc.	50,776	2,839,394
Xilinx, Inc.	11,334	537,458
		27,651,665

Software (10.43%)
Activision Blizzard, Inc.	31,620	798,721
Adobe Systems, Inc.*	25,328	2,003,192
Akamai Technologies, Inc.*	7,628	581,788
Autodesk, Inc.*	9,738	527,313
CA, Inc.	19,067	580,590
Cerner Corp.*	17,775	1,196,080
Check Point Software Technologies Ltd.*	8,312	704,193
Citrix Systems, Inc.*	6,898	448,439
Electronic Arts, Inc.*	13,326	836,273
Fiserv Inc.*	11,127	891,829
Intuit, Inc.	14,531	1,513,404
Microsoft Corp. (c)	287,669	13,480,168
Paychex, Inc.	16,369	808,792
		24,370,782

Total Technology		87,098,233

Total Common Stock (Cost $170,235,899)		230,552,896

Total Investments (Cost $170,235,899) (a) (98.66%)		230,552,896
Other Net Assets (1.34%)		3,129,018
Net Assets (100.00%)		233,681,914

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $170,305,087.

At May 31, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	63,248,598
Unrealized depreciation	(3,000,789)
Net unrealized appreciation	60,247,809

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at May 31, 2015:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Value	Unrealized Appreciation
96 / JUN 2015 / Long / CME	8,661,120	25,435

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON GREEN ALPHA FUND
Portfolio of Investments (Unaudited)
5/31/2015

Security Description	Shares	Value
Common Stock (89.29%)

Basic Materials (1.25%)
Iron/Steel (1.25%)
Schnitzer Steel Industries, Inc.	22,000	394,020
Total Basic Materials		394,020

Communications (4.38%)
Internet (2.54%)
Google, Inc.*	1,032	549,138
Google, Inc. Class A*	460	250,847
		799,985
Telecommunications (1.84%)
Sierra Wireless, Inc.*	18,900	577,584

Total Communications		1,377,569

Consumer, Cyclical (8.95%)
Auto Manufacturers (4.16%)
Kandi Technologies Group, Inc.*	43,000	407,210
Tesla Motors, Inc.*	3,600	902,880
		1,310,090

Distribution & Wholesale (1.70%)
Arrow Electronics, Inc.*	8,800	534,952

Office Furnishings (3.09%)
Herman Miller, Inc.	14,000	387,800
Interface, Inc.	13,500	290,655
Steelcase, Inc. Class A	17,000	292,400
		970,855

Total Consumer, Cyclical		2,815,897

Consumer, Non-Cyclical (12.47%)
Biotechnology (0.60%)
EXACT Sciences Corp.*	7,000	189,070

Food (8.11%)
Hain Celestial Group, Inc.*	10,800	683,316
SunOpta, Inc.*	40,500	410,670
United Natural Foods, Inc.*	12,000	804,840
WhiteWave Foods Co.*	13,600	653,208
		2,552,034
Water (3.76%)
California Water Service Group	22,900	547,081
Consolidated Water Co. Ltd.	53,000	635,470
		1,182,551

Total Consumer, Non-Cyclical		3,923,655

Financial (3.51%)
Diversified Financial Services (0.73%)
Muenchener Rueck ADR	12,500	230,625

REITS (2.78%)
Alexandria Real Estate Equities	4,900	454,377
Liberty Property Trust	12,000	419,280
		873,657

Total Financial		1,104,282

Industrial (24.74%)
Building Materials (1.48%)
Trex Co. Inc.*	9,200	465,520

Electrical Components & Equipment (13.78%)
Acuity Brands, Inc.	2,500	441,225
Advanced Energy Industries, Inc.*	24,000	684,480
Canadian Solar, Inc.*	33,000	1,077,780
China Ming Yang Wind Power*	130,000	401,700
SunPower Corp.*	21,400	650,346
Universal Display Corp.*	20,200	1,084,942
		4,340,473

Electronics (5.83%)
Badger Meter, Inc.	5,000	322,600
Garmin Ltd.	4,300	195,564
Itron, Inc.*	10,900	391,201
Kyocera Corp. ADR	12,300	672,441
Waters Corp.*	1,900	253,878
		1,835,684

Engineering & Construction (2.43%)
ABB Ltd. ADR	35,000	764,400

Machinery-Diversified (1.22%)
Lindsay Corp.	2,300	185,242
Xylem, Inc.	5,400	197,478
		382,720

Total Industrial		7,788,797

Technology (20.81%)
Computers (4.55%)
Apple, Inc.	2,900	377,812
International Business Machines Corp.	5,100	865,215
Maxwell Technologies, Inc.*	37,000	188,700
		1,431,727

Semiconductors (12.99%)
Applied Materials, Inc.	41,500	835,395
Brooks Automation, Inc.	27,000	303,480
Cree, Inc.*	12,600	381,528
First Solar, Inc.*	22,300	1,108,533
Intersil Corp.	20,000	270,000
QUALCOMM, Inc.	12,500	871,000
Skyworks Soulutions, Inc.	2,900	317,144
		4,087,080

Software (3.27%)
ANSYS, Inc.* (c)	5,800	516,200
Autodesk, Inc.*	7,000	379,050
Splunk, Inc.*	2,000	135,240
		1,030,490

Total Technology		6,549,297

Utilities (13.18%)
Energy-Alternate Sources (13.18%)
JinkoSolar Holding Co. Ltd. ADR*	21,400	615,250
Pattern Energy Group, Inc. Class A	25,000	711,000
SolarCity Corp.*	13,200	793,584
Trina Solar Ltd. Sponsored ADR*	78,000	964,860
Vestas Wind Systems A/S	62,500	1,062,500
Total Utilities		4,147,194

Total Common Stock (Cost $24,949,333)		28,100,711

Total Investments (Cost $24,949,333) (a) (89.29%)		28,100,711
Other Net Assets (10.71%)		3,369,073
Net Assets (100.00%)		31,469,784

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $24,949,580.

At May 31, 2015, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	4,270,643
Unrealized depreciation	(1,119,512)
Net unrealized appreciation	3,151,131

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Fair Value Measurements

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at May 31, 2015 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (d)
California Tax-Free Income Fund	-	91,238,257	-	91,238,257	-
U.S. Government Securities Fund	-	25,002,509	-	25,002,509	-
Short-Term U.S. Government Bond Fund	-	6,683,660	-	6,683,660	-
The United States Treasury Trust Fund	-	95,186,384	-	95,186,384	-
S&P 500 Index Fund	139,955,362	-	916	139,956,278	(9,903)
S&P MidCap Index Fund	156,982,180	-	-	156,982,180	(5,828)
S&P SmallCap Index Fund	52,601,961	-	-	52,601,961	(3,783)
Shelton Core Value Fund	198,889,002	-	1,900,000	200,789,002	-
European Growth & Income Fund	10,913,968	-	-	10,913,968	-
Nasdaq-100 Index Fund	230,552,896	-	-	230,552,896	(19,955)
Shelton Green Alpha Fund	28,100,711	-	-	28,100,711	-
Total	$817,996,080	$218,110,810	$1,900,916	$1,038,007,806	$(39,469)

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of May 31, 2015.
(b)	All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

Shelton Core Value Fund
Level 3 Securities	Preferred Stock
Beginning Balance	$1,900,000
Net Purchases	-
Net Sales	-
Total Realized Gain (Loss)	-
Change in Unrealized Appreciation (Depreciation)	-
Accrued Interest	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,900,000

The convertible preferred security is valued at fair value. The value of the common stock is reviewed at least once a week.

Should the common stock rise over ten cents per share or fall over five cents per share and maintain that level for a one week period, a pricing committee would be reconvened to evaluate the price valuation.

Item 2.	Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	July 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	July 7, 2015

By	/s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date	July 7, 2015